Vanguard Extended Market Index Fund

Schedule of Investments (unaudited)
As of March 31, 2020

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission
(SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

			Market
			Value
		Shares	($000)
Common Stocks (98.8%)
Communication Services (4.7%)
*	Liberty Broadband Corp. Class C	2,175,413	240,862
*	IAC/InterActiveCorp	1,034,350	185,387
*	Snap Inc.	11,210,317	133,291
	Cable One Inc.	71,722	117,912
*	Altice USA Inc. Class A	4,406,392	98,218
*	Zynga Inc.	13,490,125	92,407
*	Liberty Global plc Class C	5,838,721	91,726
*	Roku Inc.	981,823	85,890
*	Liberty Media Corp -Liberty Formula One Class C	2,922,315	79,575
*	GCI Liberty Inc. Class A	1,357,889	77,359
^	Sirius XM Holdings Inc.	15,496,540	76,553
*	Sprint Corp.	8,774,763	75,638
*	Liberty Media Corp -Liberty SiriusXM Class C	2,159,799	68,293
	New York Times Co. Class A	2,052,923	63,045
*,^	Zillow Group Inc. Class C	1,715,679	61,799
*	Madison Square Garden Co.	245,568	51,915
*,^	Match Group Inc.	768,588	50,758
	Cogent Communications Holdings Inc.	595,052	48,776
*	Liberty Global plc Class A	2,392,952	39,508
	Nexstar Media Group Inc. Class A	658,206	37,998
*	Liberty Broadband Corp. Class A	349,357	37,381
*	Liberty Media Corp -Liberty SiriusXM Class A	1,118,287	35,438
	TEGNA Inc.	3,093,206	33,592
	Shenandoah Telecommunications Co.	667,412	32,870
*	Iridium Communications Inc.	1,386,663	30,964
	TripAdvisor Inc.	1,496,966	26,032
	John Wiley & Sons Inc. Class A	633,590	23,753
*	Vonage Holdings Corp.	3,263,440	23,595
	Telephone & Data Systems Inc.	1,384,991	23,212
^	World Wrestling Entertainment Inc. Class A	676,211	22,944
*	Pinterest Inc. Class A	1,456,120	22,482
*	Zillow Group Inc. Class A	577,434	19,615
*	Cargurus Inc.	1,019,516	19,310
*	Liberty Latin America Ltd. Class C	1,617,224	16,593
*	Yelp Inc.	915,708	16,510
*	Bandwidth Inc. Class A	233,913	15,740
	Cinemark Holdings Inc.	1,517,033	15,459
	Sinclair Broadcast Group Inc. Class A	960,460	15,444
*	AMC Networks Inc. Class A	628,500	15,279
*	Gray Television Inc.	1,232,025	13,232
	Scholastic Corp.	436,481	11,126
*	Cincinnati Bell Inc.	724,825	10,611
*	Liberty Media Corp -Liberty Braves Class C	554,868	10,576
*	Glu Mobile Inc.	1,656,314	10,418
*	Cardlytics Inc.	283,076	9,896

*	Lions Gate Entertainment Corp. Class B	1,651,098	9,213
	ATN International Inc.	150,227	8,820
*	Liberty Media Corp -Liberty Formula One Class A	341,036	8,806
*	Anterix Inc.	167,486	7,649
*	Liberty Latin America Ltd. Class A	667,114	7,018
*	TechTarget Inc.	337,696	6,960
^	Meredith Corp.	566,716	6,925
*	MSG Networks Inc.	674,090	6,876
*	Boingo Wireless Inc.	636,834	6,757
*	United States Cellular Corp.	221,270	6,481
*	iHeartMedia Inc. Class A	815,505	5,961
	EW Scripps Co. Class A	781,135	5,890
*	Meet Group Inc.	964,160	5,660
*	QuinStreet Inc.	671,795	5,408
*,^	ANGI Homeservices Inc. Class A	985,141	5,172
	Consolidated Communications Holdings Inc.	1,051,055	4,782
*,^	Lions Gate Entertainment Corp. Class A	709,575	4,314
*	Central European Media Enterprises Ltd.	1,353,542	4,237
	Marcus Corp.	341,486	4,207
*	Cars.com Inc.	946,190	4,069
*	EverQuote Inc. Class A	151,000	3,964
*	Eventbrite Inc. Class A	518,023	3,782
*	Clear Channel Outdoor Holdings Inc.	5,232,156	3,349
*	TrueCar Inc.	1,363,706	3,300
*	Sciplay Corp. Class A	346,244	3,298
*	Ooma Inc.	274,439	3,274
*	Loral Space & Communications Inc.	198,010	3,218
*,^	Daily Journal Corp.	13,381	3,055
	National CineMedia Inc.	912,923	2,976
*	ORBCOMM Inc.	1,201,952	2,933
	Spok Holdings Inc.	270,024	2,887
	Entercom Communications Corp. Class A	1,665,683	2,848
*,^,§ NII HOLDINGS Inc. Escrow Line		1,297,367	2,815
*,^	Globalstar Inc.	9,383,470	2,764
	Gannett Co. Inc.	1,851,533	2,740
^	AMC Entertainment Holdings Inc.	766,865	2,423
*	Boston Omaha Corp. Class A	129,356	2,343
	Tribune Publishing Co.	279,881	2,270
*	Hemisphere Media Group Inc.	262,218	2,239
*	Liberty Media Corp -Liberty Braves Class A	114,492	2,233
*	comScore Inc.	731,755	2,064
*	Liberty TripAdvisor Holdings Inc. Class A	1,073,098	1,932
	Entravision Communications Corp. Class A	871,053	1,768
*	WideOpenWest Inc.	370,234	1,762
*,^	Gogo Inc.	809,961	1,717
	Saga Communications Inc. Class A	60,105	1,653
*	Gaia Inc.	181,719	1,614
*	DHI Group Inc	725,260	1,567
*	IDT Corp. Class B	209,246	1,134
*	Cumulus Media Inc. Class A	202,948	1,100
	Emerald Holding Inc.	380,346	985
*	Alaska Communications Systems Group Inc.	539,199	938
*	MDC Partners Inc.	607,963	882
*	Reading International Inc. Class A	213,227	829
*,^	Pareteum Corp.	1,850,955	763
*	LiveXLive Media Inc.	447,854	708
*	Lee Enterprises Inc.	710,819	699

*	Fluent Inc.	524,848	614
	Townsquare Media Inc. Class A	132,690	612
*,^	Frontier Communications Corp.	1,548,576	588
*	Marchex Inc. Class B	399,306	579
	AH Belo Corp. Class A	209,330	360
*	Ballantyne Strong Inc.	208,983	357
*,^	Chicken Soup For The Soul Entertainment Inc.	50,268	339
*	Travelzoo	80,394	316
*	Urban One Inc. (XNCM)	239,794	228
*,^	SRAX Inc. Class A	89,052	179
	Beasley Broadcast Group Inc.	93,910	174
*	AutoWeb Inc.	151,988	155
*	Global Eagle Entertainment Inc.	782,551	123
	Salem Media Group Inc.	117,723	103
*	Insignia Systems Inc.	125,777	93
*	Emmis Communications Corp. Class A	40,535	81
*	Otelco Inc. Class A	14,646	69
*	Zedge Inc. Class B	78,380	69
	John Wiley & Sons Inc. Class B	1,480	56
*,^	Dolphin Entertainment Inc.	99,800	53
*	SPAR Group Inc.	80,427	52
*	Harte-Hanks Inc.	32,072	50
*	Cinedigm Corp. Class A	112,137	41
*	NTN Buzztime Inc.	16,227	25
*	Mediaco Holding Inc.	5,127	20
*,^,§ Professional Diversity Network Inc.		20,497	19
*	IZEA Worldwide Inc.	92,728	18
*	Urban One Inc. Class A	2,500	3
*	Creative Realities Inc.	3,400	3
			2,500,392
Consumer Discretionary (10.7%)
*,^	Tesla Inc.	2,033,129	1,065,360
*	Lululemon Athletica Inc.	1,709,796	324,092
	Domino's Pizza Inc.	551,826	178,830
*	Burlington Stores Inc.	944,252	149,626
	Pool Corp.	571,684	112,490
	Service Corp. International	2,607,229	101,969
	Vail Resorts Inc.	576,025	85,085
*	Bright Horizons Family Solutions Inc.	830,069	84,667
	Gentex Corp.	3,606,573	79,922
	Aramark	3,560,560	71,104
*	Etsy Inc.	1,690,975	65,001
	Lear Corp.	782,584	63,585
	Dunkin' Brands Group Inc.	1,181,726	62,750
*	Chegg Inc.	1,639,122	58,648
*	Planet Fitness Inc. Class A	1,165,991	56,784
*	Five Below Inc.	793,955	55,879
*	Caesars Entertainment Corp.	7,939,908	53,674
*	Deckers Outdoor Corp.	398,965	53,461
*	Grubhub Inc.	1,305,541	53,175
*	Grand Canyon Education Inc.	686,820	52,394
	Churchill Downs Inc.	507,370	52,234
*	ServiceMaster Global Holdings Inc.	1,932,935	52,189
*	Helen of Troy Ltd.	359,512	51,780
	Autoliv Inc.	1,117,958	51,437
	Williams-Sonoma Inc.	1,106,809	47,062
*	Skechers U.S.A. Inc.	1,909,041	45,321

	Strategic Education Inc.	314,538	43,960
*,^	Mattel Inc.	4,947,266	43,585
*,^	Wayfair Inc.	808,139	43,187
	Wyndham Hotels & Resorts Inc.	1,358,564	42,808
*	frontdoor Inc.	1,209,578	42,069
	Carter's Inc.	628,751	41,328
	Brunswick Corp.	1,161,345	41,077
*,^	Carvana Co.	718,487	39,581
	Polaris Inc.	818,184	39,396
	Wendy's Co.	2,624,681	39,055
	Texas Roadhouse Inc.	930,468	38,428
*	Ollie's Bargain Outlet Holdings Inc.	781,415	36,211
*	TopBuild Corp.	485,890	34,809
*	Murphy USA Inc.	411,303	34,698
*	Qurate Retail Group Inc. QVC Group Class A	5,517,044	33,682
	Foot Locker Inc.	1,525,176	33,630
	Wingstop Inc.	421,095	33,561
	Thor Industries Inc.	786,756	33,185
	Toll Brothers Inc.	1,719,928	33,109
*	Floor & Decor Holdings Inc. Class A	994,935	31,927
*	Stamps.com Inc.	231,319	30,090
	Marriott Vacations Worldwide Corp.	534,000	29,680
	Columbia Sportswear Co.	411,869	28,736
*	Chewy Inc.	765,570	28,701
	Cracker Barrel Old Country Store Inc.	342,487	28,502
*	Tempur Sealy International Inc.	646,592	28,263
	Wyndham Destinations Inc.	1,293,753	28,074
	Choice Hotels International Inc.	453,965	27,805
	Lithia Motors Inc. Class A	322,817	26,403
	Steven Madden Ltd.	1,099,562	25,543
	Hyatt Hotels Corp. Class A	521,813	24,995
	LCI Industries	356,950	23,855
*	AutoNation Inc.	839,169	23,547
*	Rh	233,024	23,412
*	Fox Factory Holding Corp.	550,458	23,119
*	Dorman Products Inc.	416,237	23,005
	KB Home	1,221,269	22,105
	Aaron's Inc.	957,848	21,820
*	National Vision Holdings Inc.	1,121,025	21,770
	Graham Holdings Co. Class B	61,857	21,104
	Monro Inc.	476,253	20,865
*	Taylor Morrison Home Corp.	1,882,192	20,704
*	Adtalem Global Education Inc.	765,144	20,498
*	Penn National Gaming Inc.	1,552,241	19,636
	Dick's Sporting Goods Inc.	903,743	19,214
*	Hilton Grand Vacations Inc.	1,215,654	19,171
	Goodyear Tire & Rubber Co.	3,286,076	19,125
*	Visteon Corp.	397,252	19,060
	Extended Stay America Inc.	2,593,344	18,957
	Core-Mark Holding Co. Inc.	655,176	18,718
*	Meritage Homes Corp.	509,295	18,594
	American Eagle Outfitters Inc.	2,261,109	17,976
*	Cavco Industries Inc.	122,958	17,822
	Wolverine World Wide Inc.	1,158,111	17,603
*	TRI Pointe Group Inc.	1,976,056	17,330
	MDC Holdings Inc.	722,200	16,755
	Papa John's International Inc.	313,649	16,739

*	Shake Shack Inc. Class A	442,485	16,699
*	Crocs Inc.	978,417	16,623
*,^	iRobot Corp.	402,731	16,472
*	Laureate Education Inc. Class A	1,562,387	16,421
	Boyd Gaming Corp.	1,138,512	16,417
	Dana Inc.	2,045,552	15,976
*	Asbury Automotive Group Inc.	277,517	15,327
*,^	Peloton Interactive Inc. Class A	572,090	15,189
*	Gentherm Inc.	467,294	14,673
*	Urban Outfitters Inc.	1,007,977	14,354
*	LGI Homes Inc.	314,453	14,198
	Six Flags Entertainment Corp.	1,120,304	14,049
	La-Z-Boy Inc.	669,607	13,760
	Callaway Golf Co.	1,340,220	13,697
	Penske Automotive Group Inc.	484,134	13,556
*,^	Eldorado Resorts Inc.	932,016	13,421
*	Sally Beauty Holdings Inc.	1,660,126	13,414
	Winnebago Industries Inc.	479,300	13,329
	Office Depot Inc.	7,815,526	12,817
	Kontoor Brands Inc.	662,084	12,692
*	YETI Holdings Inc.	648,671	12,662
	Acushnet Holdings Corp.	486,338	12,509
*	Installed Building Products Inc.	306,028	12,201
	Standard Motor Products Inc.	293,266	12,191
	Sturm Ruger & Co. Inc.	238,590	12,147
	Jack in the Box Inc.	337,155	11,817
	Cooper Tire & Rubber Co.	715,779	11,667
*	Skyline Champion Corp.	721,337	11,311
*	Adient plc	1,243,912	11,282
*	WW International Inc.	661,530	11,186
	Group 1 Automotive Inc.	249,851	11,058
*	Perdoceo Education Corp.	1,019,321	10,998
*,^	Veoneer Inc.	1,453,821	10,642
*	K12 Inc.	561,251	10,585
^	Cheesecake Factory Inc.	587,586	10,036
	Rent-A-Center Inc.	699,631	9,893
*	Delphi Technologies plc	1,222,864	9,844
	Shutterstock Inc.	282,303	9,079
	Oxford Industries Inc.	247,479	8,974
	Bloomin' Brands Inc.	1,242,644	8,872
	Red Rock Resorts Inc. Class A	1,009,281	8,629
^	PetMed Express Inc.	295,733	8,511
*	Malibu Boats Inc. Class A	294,650	8,483
	Abercrombie & Fitch Co.	899,233	8,174
	Big Lots Inc.	553,474	7,870
*	Sonos Inc.	921,526	7,815
*	Universal Electronics Inc.	203,097	7,793
*	Sleep Number Corp.	404,059	7,742
^	Bed Bath & Beyond Inc.	1,804,878	7,599
*	Scientific Games Corp.	776,455	7,532
^	Levi Strauss & Co. Class A	603,155	7,497
*	Vista Outdoor Inc.	837,280	7,368
*	Quotient Technology Inc.	1,106,351	7,191
	Dine Brands Global Inc.	237,893	6,823
*	M/I Homes Inc.	407,846	6,742
*	American Outdoor Brands Corp.	793,538	6,586
*	Stoneridge Inc.	388,464	6,507

	Brinker International Inc.	535,574	6,432
*	SeaWorld Entertainment Inc.	575,837	6,346
*	Groupon Inc.	6,324,178	6,199
*	Denny's Corp.	798,620	6,133
*	Century Communities Inc.	406,948	5,905
*	American Axle & Manufacturing Holdings Inc.	1,620,451	5,850
^	Dave & Buster's Entertainment Inc.	439,986	5,755
	Buckle Inc.	414,604	5,684
	Johnson Outdoors Inc. Class A	88,443	5,545
*	Boot Barn Holdings Inc.	411,177	5,317
^	Dillard's Inc. Class A	143,796	5,313
*	American Public Education Inc.	216,387	5,178
*	America's Car-Mart Inc.	90,478	5,098
*	Zumiez Inc.	292,583	5,068
	Signet Jewelers Ltd.	749,318	4,833
*,^	GoPro Inc. Class A	1,829,834	4,794
*	Monarch Casino & Resort Inc.	169,861	4,768
*	G-III Apparel Group Ltd.	612,709	4,718
	Sonic Automotive Inc. Class A	349,364	4,640
*	1-800-Flowers.com Inc. Class A	343,838	4,549
*,^	Stitch Fix Inc. Class A	349,932	4,444
	Guess? Inc.	608,251	4,118
	Winmark Corp.	31,785	4,050
^	Children's Place Inc.	206,828	4,046
	Carriage Services Inc. Class A	249,801	4,034
*	Everi Holdings Inc.	1,192,496	3,935
	Designer Brands Inc. Class A	789,092	3,930
*	Rubicon Project Inc.	700,414	3,887
	Twin River Worldwide Holdings Inc.	298,368	3,882
	BJ's Restaurants Inc.	276,764	3,844
	Ethan Allen Interiors Inc.	362,493	3,705
*	Motorcar Parts of America Inc.	285,897	3,597
*	Sportsman's Warehouse Holdings Inc.	576,907	3,554
	Clarus Corp.	342,562	3,357
*,^	GameStop Corp. Class A	951,410	3,330
*	MarineMax Inc.	318,507	3,319
	Cato Corp. Class A	305,905	3,264
*	Garrett Motion Inc.	1,067,670	3,054
	Haverty Furniture Cos. Inc.	255,624	3,039
	Caleres Inc.	576,103	2,996
	Movado Group Inc.	246,611	2,915
*	Tenneco Inc. Class A	808,346	2,910
*	Houghton Mifflin Harcourt Co.	1,521,917	2,861
*	Hibbett Sports Inc.	258,890	2,831
*	Genesco Inc.	207,529	2,768
*	Green Brick Partners Inc.	342,192	2,755
	Hooker Furniture Corp.	176,140	2,750
^	Camping World Holdings Inc. Class A	479,010	2,726
	Shoe Carnival Inc.	130,699	2,715
*	Beazer Homes USA Inc.	421,046	2,712
*	Chuy's Holdings Inc.	259,249	2,611
*	Unifi Inc.	225,858	2,609
	Ruth's Hospitality Group Inc.	386,408	2,581
*	Cooper-Standard Holdings Inc.	243,852	2,504
*	XPEL Inc.	248,327	2,488
	Nathan's Famous Inc.	39,865	2,432
*	El Pollo Loco Holdings Inc.	285,914	2,416

*	Modine Manufacturing Co.	735,995	2,392
	BBX Capital Corp.	999,617	2,309
*,^	Overstock.com Inc.	452,076	2,256
*	Fossil Group Inc.	678,920	2,234
	Chico's FAS Inc.	1,718,872	2,217
*	Regis Corp.	363,777	2,150
*	Noodles & Co.	455,461	2,145
*	Universal Technical Institute Inc.	356,680	2,122
*	MasterCraft Boat Holdings Inc.	280,337	2,046
	OneSpaWorld Holdings Ltd.	493,001	2,002
	Rocky Brands Inc.	103,317	1,999
*,^	Lumber Liquidators Holdings Inc.	421,187	1,975
*	Golden Entertainment Inc	286,356	1,893
*	Michaels Cos. Inc.	1,103,867	1,788
*	Del Taco Restaurants Inc.	521,198	1,788
	Collectors Universe Inc.	112,406	1,761
*	Aspen Group Inc.	213,222	1,704
*	Lindblad Expeditions Holdings Inc.	403,254	1,682
*,^	Revolve Group Inc.	190,025	1,642
*,^	RealReal Inc.	228,418	1,601
*	Red Robin Gourmet Burgers Inc.	187,905	1,601
*,^	JC Penney Co. Inc.	4,402,650	1,585
	Weyco Group Inc.	77,311	1,559
*,^	Lakeland Industries Inc.	97,647	1,514
	Citi Trends Inc.	168,327	1,498
*	Liquidity Services Inc.	379,983	1,474
*	Express Inc.	988,718	1,473
*	Drive Shack Inc.	949,817	1,444
*,^	Workhorse Group Inc.	782,836	1,417
*	Vera Bradley Inc.	332,640	1,370
*,^	At Home Group Inc.	667,317	1,348
	Tilly's Inc. Class A	323,580	1,336
*	Playa Hotels & Resorts NV	752,708	1,317
*	ZAGG Inc.	421,612	1,311
^	Tailored Brands Inc.	736,781	1,282
*	Lands' End Inc.	238,373	1,273
	RCI Hospitality Holdings Inc.	125,912	1,255
*	Potbelly Corp.	378,112	1,168
*	Conn's Inc.	274,163	1,146
	Flexsteel Industries Inc.	103,832	1,138
*,^	Blue Apron Holdings Inc. Class A	93,541	1,127
*	Nautilus Inc.	423,732	1,106
	Tupperware Brands Corp .	680,121	1,102
	Culp Inc.	148,464	1,093
*	Fiesta Restaurant Group Inc.	270,955	1,092
*,^	Waitr Holdings Inc.	879,392	1,082
*	Carrols Restaurant Group Inc.	585,538	1,066
*	PlayAGS Inc.	394,076	1,044
*,^	Funko Inc. Class A	251,532	1,004
*	Target Hospitality Corp.	498,211	991
*,^	Franchise Group Inc.	113,680	991
	Superior Group of Cos. Inc.	116,940	989
	Marine Products Corp.	122,103	987
*	Century Casinos Inc.	408,393	984
*	Purple Innovation Inc. Class A	168,004	954
*	Turtle Beach Corp.	152,396	951
*	VOXX International Corp.	331,345	944

	Lifetime Brands Inc.	154,073	870
*	Biglari Holdings Inc. Class B	16,477	847
*	Delta Apparel Inc.	79,196	824
	Bassett Furniture Industries Inc.	144,743	789
*	Lovesac Co.	132,076	770
	Escalade Inc.	128,577	765
*	Barnes & Noble Education Inc.	553,749	753
	Hamilton Beach Brands Holding Co. Class A	76,216	725
*	J Alexander's Holdings Inc.	179,472	687
*	Inspired Entertainment Inc.	195,412	660
*	Zovio Inc. Class A	399,526	659
*,^	Duluth Holdings Inc.	160,991	646
^	Bluegreen Vacations Corp.	110,468	638
	Strattec Security Corp.	41,856	606
*,^	GNC Holdings Inc.	1,241,077	581
*,^	Horizon Global Corp.	308,335	577
*	Container Store Group Inc.	233,508	551
*,^	Vuzix Corp.	438,724	540
*	Hovnanian Enterprises Inc. Class A	64,852	534
*	Legacy Housing Corp.	52,717	488
*	ONE Group Hospitality Inc.	375,360	484
*	Select Interior Concepts Inc. Class A	232,840	482
*	Red Lion Hotels Corp.	327,789	479
	Ark Restaurants Corp.	38,576	408
*	Tuesday Morning Corp.	701,525	404
	Superior Industries International Inc.	326,845	392
	Crown Crafts Inc.	80,356	384
*	Full House Resorts Inc.	302,969	379
*,^	Party City Holdco Inc.	786,838	361
^	Big 5 Sporting Goods Corp.	328,849	352
*,^	Blink Charging Co.	201,097	348
*	Kura Sushi USA Inc. Class A	28,479	341
*	US Auto Parts Network Inc.	177,435	310
*	Tandy Leather Factory Inc.	82,294	296
*	Leaf Group Ltd.	213,647	286
*	Build-A-Bear Workshop Inc.	196,911	282
*	TravelCenters of America Inc.	27,612	270
	Educational Development Corp.	57,944	269
*	New Home Co. Inc.	194,068	266
*	Shiloh Industries Inc.	207,670	260
*	Lincoln Educational Services Corp.	107,689	237
	Dover Motorsports Inc.	181,111	226
*	BBQ Holdings Inc.	115,967	223
*	Biglari Holdings Inc. Class A	733	218
*	Stein Mart Inc.	402,522	186
*,^	Libbey Inc.	354,169	181
*	Destination XL Group Inc.	512,322	179
*,^	Kirkland's Inc.	228,692	177
*,^	HyreCar Inc.	129,780	176
*,^	Ascena Retail Group Inc.	124,112	172
*,^	Greenlane Holdings Inc. Class A	94,720	163
*	Centric Brands Inc.	142,689	160
*	Vince Holding Corp.	40,363	157
*,^	Remark Holdings Inc.	371,992	146
*,^	JAKKS Pacific Inc.	412,051	144
*	Emerson Radio Corp.	205,039	144
	AMCON Distributing Co.	2,126	134

*	Forward Industries Inc.	115,757	128
*,^	iMedia Brands Inc.	62,799	117
*,^	J. Jill Inc.	211,775	117
*	Dixie Group Inc.	168,576	110
*	Charles & Colvard Ltd.	160,570	109
*	Unique Fabricating Inc.	45,041	105
*,^	Sequential Brands Group Inc.	507,312	104
*	Town Sports International Holdings Inc.	205,987	103
*,^	Toughbuilt Industries Inc.	689,117	100
*	Luby's Inc.	146,561	98
*,^	Stage Stores Inc.	267,064	97
*,^	Francesca's Holdings Corp.	42,358	96
*	RTW RetailWinds Inc.	404,818	85
*	Rave Restaurant Group Inc.	103,389	78
*	Flanigan's Enterprises Inc.	6,352	74
*,^	Casper Sleep Inc.	16,849	72
*	Iconix Brand Group Inc.	105,013	70
*,^	FAT Brands Inc.	30,842	69
*,^	Monaker Group Inc.	78,800	65
*,^	Arcimoto Inc.	52,107	60
*	Good Times Restaurants Inc.	96,730	56
*	Sypris Solutions Inc.	86,639	53
*,^	Nova Lifestyle Inc.	42,072	45
*	Nephros Inc.	7,214	44
*,^	Trans World Entertainment Corp.	12,368	41
*	Edison Nation Inc.	20,400	35
	Canterbury Park Holding Corp.	2,730	28
*	RumbleON Inc. Class B	134,300	28
*	Live Ventures Inc.	5,291	27
*	Genius Brands International Inc.	88,809	25
*	Lazydays Holdings Inc.	12,000	25
	Lennar Corp. Class A	471	18
*	Summer Infant Inc.	9,483	18
^	Apex Global Brands Inc.	26,110	11
*	Chanticleer Holdings Inc.	22,675	9
*	Xcel Brands Inc.	12,396	8
*,^	DropCar Inc.	14,134	6
*	Comstock Holding Cos. Inc. Class A	2,809	4
*	Koss Corp.	4,492	4
	Bowl America Inc. Class A	405	4
	P&F Industries Inc. Class A	574	3
*	Yunhong CTI Ltd.	1,768	2
*	XpresSpa Group Inc.	5,426	1
			5,695,755
Consumer Staples (2.8%)
^	Keurig Dr Pepper Inc.	3,809,604	92,459
	Bunge Ltd.	2,020,230	82,890
*	Post Holdings Inc.	946,819	78,558
	Ingredion Inc.	951,607	71,846
	Casey's General Stores Inc.	525,054	69,564
	Flowers Foods Inc.	2,741,024	56,246
*	US Foods Holding Corp.	3,128,527	55,406
*	Boston Beer Co. Inc. Class A	131,534	48,347
*	Darling Ingredients Inc.	2,338,876	44,836
*	BJ's Wholesale Club Holdings Inc.	1,744,142	44,423
*	Performance Food Group Co.	1,671,665	41,324
	Lancaster Colony Corp.	282,323	40,835

	WD-40 Co.	195,477	39,262
*	Herbalife Nutrition Ltd.	1,322,128	38,553
*	TreeHouse Foods Inc.	802,390	35,426
	Sanderson Farms Inc.	280,650	34,610
*	Sprouts Farmers Market Inc.	1,680,695	31,244
*	Freshpet Inc.	487,148	31,114
*	Hain Celestial Group Inc.	1,147,998	29,813
	Energizer Holdings Inc.	918,238	27,777
	J&J Snack Foods Corp.	213,823	25,873
*	Grocery Outlet Holding Corp.	674,214	23,153
	Spectrum Brands Holdings Inc	625,174	22,738
*	Simply Good Foods Co.	1,172,069	22,574
	Cal-Maine Foods Inc.	433,956	19,085
*	Edgewell Personal Care Co.	769,924	18,540
*	Hostess Brands Inc.	1,718,453	18,319
	Nu Skin Enterprises Inc. Class A	782,781	17,104
	PriceSmart Inc.	316,015	16,607
^	B&G Foods Inc.	910,278	16,467
*	Central Garden & Pet Co. Class A	619,730	15,846
	Universal Corp.	358,307	15,841
	Vector Group Ltd.	1,647,840	15,523
	Coca-Cola Consolidated Inc.	66,946	13,960
*	Pilgrim's Pride Corp.	752,143	13,629
	Calavo Growers Inc.	232,804	13,430
	Fresh Del Monte Produce Inc.	435,603	12,027
*,^	Rite Aid Corp.	786,741	11,801
	Inter Parfums Inc.	253,516	11,750
	John B Sanfilippo & Son Inc.	128,780	11,513
	Seaboard Corp.	3,723	10,472
*	USANA Health Sciences Inc.	178,691	10,321
	Medifast Inc.	163,845	10,240
*,^	Beyond Meat Inc.	149,289	9,943
	Weis Markets Inc.	232,757	9,697
*	BellRing Brands Inc. Class A	564,167	9,619
	Tootsie Roll Industries Inc.	248,586	8,939
	Andersons Inc.	475,767	8,921
	SpartanNash Co.	534,337	7,652
	Ingles Markets Inc. Class A	201,906	7,301
*,^	National Beverage Corp.	168,605	7,191
*	United Natural Foods Inc.	770,740	7,075
^	MGP Ingredients Inc.	193,511	5,204
*,^	HF Foods Group Inc.	477,717	4,008
*	Landec Corp.	451,278	3,922
*	Seneca Foods Corp. Class A	96,560	3,841
*	elf Beauty Inc.	374,222	3,682
*	Chefs' Warehouse Inc.	360,955	3,635
	Reynolds Consumer Products Inc.	111,246	3,245
	Limoneira Co.	236,340	3,096
^	Turning Point Brands Inc.	129,588	2,736
	Village Super Market Inc. Class A	109,934	2,702
*	Central Garden & Pet Co.	95,814	2,635
*	Craft Brew Alliance Inc.	162,584	2,422
	Oil-Dri Corp. of America	65,419	2,188
*	Veru Inc.	607,464	1,986
*,^	Celsius Holdings Inc.	443,093	1,865
*	Lifevantage Corp.	168,510	1,736
*,^	New Age Beverages Corp.	1,092,093	1,518

	Alico Inc.	46,718	1,450
*,^	22nd Century Group Inc.	1,687,681	1,266
*,^	Revlon Inc. Class A	109,653	1,198
*	Farmer Brothers Co.	169,421	1,179
	Natural Grocers by Vitamin Cottage Inc.	121,761	1,036
	United-Guardian Inc.	56,697	819
*	Nature's Sunshine Products Inc.	93,878	763
*	S&W Seed Co.	246,506	498
*	Natural Alternatives International Inc.	73,591	464
	Rocky Mountain Chocolate Factory Inc.	96,131	461
*	Primo Water Corp.	48,922	443
^	Natural Health Trends Corp.	116,955	385
*	RiceBran Technologies	378,072	378
*,^	Pyxus International Inc.	118,118	367
*,^	Alkaline Water Co. Inc.	505,193	303
*,^	Arcadia Biosciences Inc.	90,707	259
*,^	Guardion Health Sciences Inc.	547,375	249
*	Lifeway Foods Inc.	87,868	169
*	Reed's Inc.	303,758	144
*	Coffee Holding Co. Inc.	55,673	130
	Ocean Bio-Chem Inc.	24,621	119
*,^	Ifresh Inc.	71,286	106
*	Bridgford Foods Corp.	4,554	105
*,^	Eastside Distilling Inc.	86,197	100
	Mannatech Inc.	7,785	84
*,^	Youngevity International Inc.	99,629	70
*,^	MYOS RENS Technology Inc.	48,910	45
*	Standard Diversified Inc.	1,829	20
*	Reliv International Inc.	4,459	14
*	Willamette Valley Vineyards Inc.	1,134	5
*	Cyanotech Corp.	2,701	5
			1,500,739
Energy (1.2%)
*	Cheniere Energy Inc.	3,306,183	110,757
	EQT Corp.	3,639,238	25,729
	Parsley Energy Inc. Class A	4,410,549	25,272
	Cimarex Energy Co.	1,449,184	24,390
	World Fuel Services Corp.	932,338	23,476
	Targa Resources Corp.	3,316,846	22,919
*	WPX Energy Inc.	5,941,315	18,121
	Delek US Holdings Inc.	1,054,437	16,618
*	Dril-Quip Inc.	513,290	15,655
^	Equitrans Midstream Corp.	2,923,362	14,704
*	CNX Resources Corp.	2,655,754	14,129
^	Murphy Oil Corp.	2,126,568	13,036
*	Southwestern Energy Co.	7,713,338	13,035
*	Renewable Energy Group Inc.	557,283	11,441
	PBF Energy Inc. Class A	1,450,052	10,266
*,^	Transocean Ltd.	8,161,931	9,468
^	Continental Resources Inc.	1,213,075	9,268
^	Antero Midstream Corp.	4,270,910	8,969
	International Seaways Inc.	362,962	8,671
*	PDC Energy Inc.	1,385,595	8,605
	Cactus Inc.	664,703	7,711
	CVR Energy Inc.	417,512	6,901
*	SEACOR Holdings Inc.	254,568	6,863
	Archrock Inc.	1,820,613	6,845

^	Range Resources Corp.	2,955,012	6,737
	Core Laboratories NV	630,751	6,522
	Patterson-UTI Energy Inc.	2,749,413	6,461
*	Apergy Corp.	1,099,672	6,323
	Arch Coal Inc.	212,376	6,138
*	Magnolia Oil & Gas Corp. Class A	1,438,455	5,754
	DMC Global Inc	211,720	4,872
	Kosmos Energy Ltd.	5,137,026	4,601
*	Oceaneering International Inc.	1,422,312	4,182
*	Tidewater Inc.	558,002	3,951
*,^	Matador Resources Co.	1,560,845	3,871
*	Par Pacific Holdings Inc.	536,522	3,809
*	Frank's International NV	1,454,283	3,767
*	Matrix Service Co.	396,337	3,753
*	Clean Energy Fuels Corp.	2,073,817	3,691
*	Diamond S Shipping Inc.	310,899	3,672
*	REX American Resources Corp.	78,869	3,668
*	Dorian LPG Ltd.	418,285	3,643
*	Helix Energy Solutions Group Inc.	2,027,647	3,325
	Brigham Minerals Inc. Class A	396,448	3,279
*,^	Callon Petroleum Co.	5,561,221	3,047
*	Bonanza Creek Energy Inc.	267,142	3,005
	Peabody Energy Corp.	1,032,280	2,994
*	Select Energy Services Inc. Class A	922,186	2,979
*	ProPetro Holding Corp.	1,159,047	2,898
*,^	Chesapeake Energy Corp.	16,540,451	2,856
	NexTier Oilfield Solutions Inc.	2,276,107	2,663
	Solaris Oilfield Infrastructure Inc. Class A	472,330	2,480
	Green Plains Inc.	497,366	2,412
*	W&T Offshore Inc.	1,344,529	2,286
*,^	Northern Oil and Gas Inc.	3,312,559	2,197
*,^	Antero Resources Corp.	2,876,621	2,051
	Liberty Oilfield Services Inc. Class A	760,258	2,045
*	Overseas Shipholding Group Inc. Class A	895,213	2,032
*	Exterran Corp.	416,850	2,001
^	US Silica Holdings Inc.	1,078,681	1,942
	Nabors Industries Ltd.	4,839,873	1,888
	SM Energy Co.	1,536,216	1,874
*	Aspen Aerogels Inc.	292,292	1,795
*,^	Diamond Offshore Drilling Inc.	956,693	1,751
*	Oil States International Inc.	844,670	1,715
*	Contango Oil & Gas Co.	1,125,852	1,689
	NACCO Industries Inc. Class A	60,211	1,685
*	Talos Energy Inc.	290,714	1,672
	RPC Inc.	795,597	1,639
*	Era Group Inc.	302,554	1,613
*	Oasis Petroleum Inc.	4,030,281	1,411
	Berry Corp.	583,629	1,407
*	CONSOL Energy Inc.	380,188	1,403
*,^	Uranium Energy Corp.	2,409,184	1,349
*	Denbury Resources Inc.	6,949,369	1,283
*,^	Valaris plc Class A	2,830,274	1,274
*	SEACOR Marine Holdings Inc.	288,871	1,265
	Falcon Minerals Corp.	587,838	1,264
*,^	Comstock Resources Inc.	226,527	1,221
*,^	Tellurian Inc.	1,350,528	1,221
*	Newpark Resources Inc.	1,350,451	1,211

	QEP Resources Inc.	3,467,084	1,160
*	Geospace Technologies Corp.	179,738	1,150
	Evolution Petroleum Corp.	435,404	1,136
*	Noble Corp. plc	3,702,138	963
*,^	Gulfport Energy Corp.	2,136,690	950
*	Laredo Petroleum Inc.	2,444,862	929
*,^	Whiting Petroleum Corp.	1,321,070	886
	Panhandle Oil and Gas Inc. Class A	223,317	824
*	Natural Gas Services Group Inc.	179,377	800
*	Centennial Resource Development Inc. Class A	2,859,835	752
*,^	California Resources Corp.	725,078	725
*	Gulf Island Fabrication Inc.	228,031	684
*	VAALCO Energy Inc.	745,157	672
	Adams Resources & Energy Inc.	26,556	624
*	Altus Midstream Co. Class A	827,553	621
*	Montage Resources Corp.	271,161	610
*,^	Ring Energy Inc.	912,398	601
*	Penn Virginia Corp.	192,756	596
*	TETRA Technologies Inc.	1,796,542	575
*	Contura Energy Inc.	230,753	542
*	Earthstone Energy Inc. Class A	295,017	519
*	Goodrich Petroleum Corp.	113,962	485
*	Centrus Energy Corp. Class A	94,105	477
*,^	Extraction Oil & Gas Inc.	1,128,751	476
*	SandRidge Energy Inc.	435,952	392
*	Profire Energy Inc.	441,797	348
*	RigNet Inc.	184,815	333
*,^	Smart Sand Inc.	317,809	330
*	HighPoint Resources Corp.	1,658,527	315
*	PrimeEnergy Resources Corp.	4,191	310
*	Abraxas Petroleum Corp.	2,401,966	291
*	Ranger Energy Services Inc.	66,043	268
*	Covia Holdings Corp.	464,175	265
*,^	Hi-Crush Inc.	1,115,249	262
	Hallador Energy Co.	269,977	256
*	Dawson Geophysical Co.	260,463	253
*,^	Torchlight Energy Resources Inc.	631,684	248
*	KLX Energy Services Holdings Inc.	341,016	239
*,^	Chaparral Energy Inc. Class A	457,658	215
*,^	Unit Corp.	825,409	215
*	Forum Energy Technologies Inc.	1,199,939	213
*	Vertex Energy Inc.	318,653	191
*,^	SilverBow Resources Inc.	77,094	190
*	ION Geophysical Corp.	146,956	187
*	Mitcham Industries Inc.	137,162	171
	Amplify Energy Corp.	294,559	167
*	Pacific Ethanol Inc.	606,815	158
*,^	Zion Oil & Gas Inc.	866,871	153
*,^	Nine Energy Service Inc.	182,835	148
*	NextDecade Corp.	74,778	141
*	Lonestar Resources US Inc. Class A	327,678	136
	Mammoth Energy Services Inc.	180,337	135
*	NCS Multistage Holdings Inc.	202,955	130
*,^	Lilis Energy Inc.	683,760	118
*	FTS International Inc.	476,742	106
*	US Well Services Inc.	342,236	103
*	Quintana Energy Services Inc.	114,748	100

*,^	Gevo Inc.	107,879	88
*	TransAtlantic Petroleum Ltd.	337,879	70
*	Aemetis Inc.	113,906	59
*	PEDEVCO Corp.	60,609	53
*,^	Enservco Corp.	450,210	53
*	Rosehill Resources Inc.	125,800	52
*,^	Synthesis Energy Systems Inc.	17,323	36
*	Independence Contract Drilling Inc.	24,384	34
*	ENGlobal Corp.	44,862	33
*	Superior Drilling Products Inc.	91,783	32
*,^	SAExploration Holdings Inc.	30,043	31
*	Barnwell Industries Inc.	44,204	27
*,^	New Concept Energy Inc.	29,463	22
*	Tengasco Inc.	47,328	21
*,^	Houston American Energy Corp.	93,484	11
*,^	Yuma Energy Inc.	6,544	10
*	US Energy Corp. Wyoming	2,832	8
*	Alta Mesa Resources Inc. Class A	1,665,337	5
*	Westwater Resources Inc.	4,747	5
*,^	Camber Energy Inc.	3,400	4
*	Mexco Energy Corp.	600	1
*,§	Bonanza Creek Energy Inc. Warrants Exp. 04/28/2020	19,019	—
*,^,§ Harvest Natural Resources Inc.		133,886	—
			621,885
Financials (15.8%)
	Blackstone Group LP Class A	9,411,845	428,898
	KKR & Co. Inc. Class A	7,856,539	184,393
*	Markel Corp.	196,606	182,429
*	Arch Capital Group Ltd.	5,772,004	164,271
	FactSet Research Systems Inc.	540,300	140,845
	TD Ameritrade Holding Corp.	3,774,107	130,811
	Brown & Brown Inc.	3,330,802	120,642
	Alleghany Corp.	205,013	113,239
	Annaly Capital Management Inc.	20,349,463	103,172
	Fidelity National Financial Inc.	3,917,424	97,466
	Apollo Global Management LLC	2,858,670	95,765
	RenaissanceRe Holdings Ltd.	628,922	93,911
	Equitable Holdings Inc.	5,963,113	86,167
	SEI Investments Co.	1,802,791	83,541
	AGNC Investment Corp.	7,672,106	81,171
	Ally Financial Inc.	5,404,327	77,984
	Voya Financial Inc.	1,913,766	77,603
	Reinsurance Group of America Inc.	889,666	74,856
	American Financial Group Inc.	1,062,417	74,454
	Commerce Bancshares Inc.	1,478,490	74,442
	First American Financial Corp.	1,600,867	67,893
	Kemper Corp.	894,536	66,527
	Prosperity Bancshares Inc.	1,343,859	64,841
	LPL Financial Holdings Inc.	1,153,447	62,782
	New York Community Bancorp Inc.	6,663,272	62,568
	Signature Bank	769,658	61,873
	Old Republic International Corp.	4,049,053	61,748
	Legg Mason Inc.	1,160,881	56,709
	East West Bancorp Inc.	2,074,475	53,397
	First Financial Bankshares Inc.	1,956,779	52,520
	Primerica Inc.	590,024	52,205
	Eaton Vance Corp.	1,617,489	52,164

*,^	Credit Acceptance Corp.	198,431	50,737
	Hanover Insurance Group Inc.	557,762	50,522
	RLI Corp.	570,180	50,136
*	eHealth Inc.	355,404	50,048
	TCF Financial Corp.	2,185,668	49,527
	Interactive Brokers Group Inc.	1,095,635	47,299
	Jefferies Financial Group Inc.	3,406,679	46,569
	Axis Capital Holdings Ltd.	1,196,377	46,240
	Cullen/Frost Bankers Inc.	810,058	45,193
	Popular Inc.	1,262,493	44,187
	FirstCash Inc.	610,646	43,808
	Community Bank System Inc.	740,698	43,553
	SLM Corp.	6,032,098	43,371
	Selective Insurance Group Inc.	850,440	42,267
	Glacier Bancorp Inc.	1,233,613	41,949
*,^	Athene Holding Ltd. Class A	1,687,502	41,884
	Affiliated Managers Group Inc.	702,230	41,530
	Starwood Property Trust Inc.	4,019,568	41,201
	Western Alliance Bancorp	1,345,212	41,177
	Valley National Bancorp	5,579,229	40,784
	Stifel Financial Corp.	975,754	40,279
	White Mountains Insurance Group Ltd.	43,199	39,311
	Erie Indemnity Co. Class A	263,797	39,105
	First Citizens BancShares Inc. Class A	116,761	38,866
	Pinnacle Financial Partners Inc.	1,025,423	38,494
	Tradeweb Markets Inc. Class A	914,535	38,447
	CVB Financial Corp.	1,911,857	38,333
	Lazard Ltd. Class A	1,607,353	37,869
*	Brighthouse Financial Inc.	1,556,098	37,611
	Radian Group Inc.	2,868,441	37,146
	Essent Group Ltd.	1,405,150	37,012
	Synovus Financial Corp.	2,082,965	36,577
	Blackstone Mortgage Trust Inc. Class A	1,905,430	35,479
	First Horizon National Corp.	4,396,991	35,440
	Assured Guaranty Ltd.	1,354,801	34,940
*	Cannae Holdings Inc.	1,032,445	34,577
	Morningstar Inc.	295,459	34,347
	Umpqua Holdings Corp.	3,129,453	34,111
	FNB Corp.	4,620,704	34,055
	Janus Henderson Group plc	2,219,440	34,002
*	Enstar Group Ltd.	210,965	33,554
	United Bankshares Inc.	1,451,737	33,506
	Ares Management Corp. Class A	1,069,950	33,094
	Houlihan Lokey Inc.	626,426	32,649
	Old National Bancorp	2,422,140	31,948
	Bank of Hawaii Corp.	578,073	31,933
	Independent Bank Corp.	493,333	31,756
	MGIC Investment Corp.	4,967,481	31,544
	First Hawaiian Inc.	1,870,797	30,924
	Kinsale Capital Group Inc.	294,076	30,740
	CenterState Bank Corp.	1,782,836	30,718
	PacWest Bancorp	1,704,517	30,545
	Webster Financial Corp.	1,314,625	30,105
	Sterling Bancorp	2,875,496	30,049
	Simmons First National Corp. Class A	1,632,598	30,040
	New Residential Investment Corp.	5,896,806	29,543
	Washington Federal Inc.	1,126,136	29,234

	Associated Banc-Corp	2,250,115	28,779
	UMB Financial Corp.	620,416	28,775
	Bank OZK	1,720,931	28,740
	South State Corp.	481,402	28,273
	Columbia Banking System Inc.	1,033,372	27,694
	IBERIABANK Corp.	743,162	26,873
	Fulton Financial Corp.	2,338,560	26,870
	Wintrust Financial Corp.	812,874	26,711
	CNO Financial Group Inc.	2,141,564	26,534
	Home BancShares Inc.	2,210,967	26,509
	Federated Hermes Inc.	1,369,823	26,095
	BancorpSouth Bank	1,375,911	26,032
	Evercore Inc.	553,533	25,496
	Atlantic Union Bankshares Corp.	1,155,174	25,298
	BankUnited Inc.	1,346,785	25,185
	Cathay General Bancorp	1,085,289	24,907
	American Equity Investment Life Holding Co.	1,298,629	24,414
	Chimera Investment Corp.	2,670,839	24,305
	Hancock Whitney Corp.	1,240,333	24,211
*	Genworth Financial Inc.	7,181,230	23,842
	Capitol Federal Financial Inc.	2,036,890	23,648
	CIT Group Inc.	1,342,566	23,173
	Westamerica Bancorporation	392,377	23,064
	Investors Bancorp Inc.	2,846,295	22,742
	WesBanco Inc.	956,442	22,668
	Ameris Bancorp	936,069	22,241
	International Bancshares Corp.	827,151	22,234
	Virtu Financial Inc. Class A	1,060,465	22,079
	Horace Mann Educators Corp.	594,393	21,749
	Trustmark Corp.	924,257	21,535
	First Merchants Corp.	799,707	21,184
	First Financial Bancorp	1,410,462	21,030
	OneMain Holdings Inc	1,089,405	20,829
	United Community Banks Inc.	1,133,085	20,747
	Hamilton Lane Inc. Class A	372,982	20,630
	First Midwest Bancorp Inc.	1,555,599	20,588
	NBT Bancorp Inc.	625,152	20,249
*,^	LendingTree Inc.	109,597	20,099
	Moelis & Co. Class A	705,007	19,811
	BOK Financial Corp.	456,136	19,413
	ProAssurance Corp.	775,825	19,396
	ServisFirst Bancshares Inc.	657,086	19,266
	Santander Consumer USA Holdings Inc.	1,378,345	19,173
	WSFS Financial Corp.	753,549	18,778
	Navient Corp.	2,416,381	18,316
	Argo Group International Holdings Ltd.	493,711	18,297
	Employers Holdings Inc.	449,927	18,227
	FGL Holdings	1,854,023	18,169
	AMERISAFE Inc.	281,383	18,141
*	PRA Group Inc.	648,789	17,984
	Renasant Corp.	813,742	17,772
	Banner Corp.	535,505	17,693
	Safety Insurance Group Inc.	209,195	17,662
*	Green Dot Corp. Class A	674,494	17,125
	Towne Bank	929,167	16,809
	Northwest Bancshares Inc.	1,447,515	16,748
	First BanCorp	3,119,994	16,598

	Walker & Dunlop Inc.	410,864	16,545
	Artisan Partners Asset Management Inc. Class A	759,789	16,328
	Great Western Bancorp Inc.	791,521	16,210
*	Texas Capital Bancshares Inc.	718,896	15,938
	James River Group Holdings Ltd.	439,736	15,936
	Mercury General Corp.	390,144	15,887
	Park National Corp.	204,474	15,875
	National General Holdings Corp.	952,232	15,759
	Pacific Premier Bancorp Inc.	834,754	15,727
	City Holding Co.	232,663	15,479
	S&T Bancorp Inc.	560,731	15,319
	PennyMac Mortgage Investment Trust	1,431,419	15,202
	Hope Bancorp Inc.	1,841,195	15,135
	Hilltop Holdings Inc.	995,863	15,057
	Apollo Commercial Real Estate Finance Inc.	2,022,051	15,004
*	Palomar Holdings Inc.	254,019	14,774
	Two Harbors Investment Corp.	3,872,655	14,755
	First Interstate BancSystem Inc. Class A	510,383	14,719
	Eagle Bancorp Inc.	481,847	14,557
	Southside Bancshares Inc.	469,162	14,258
	Heartland Financial USA Inc.	468,763	14,157
	Cohen & Steers Inc.	311,089	14,139
	Nelnet Inc. Class A	305,486	13,872
*	Axos Financial Inc.	761,110	13,799
	OceanFirst Financial Corp.	858,471	13,658
	Lakeland Financial Corp.	368,428	13,540
*	Seacoast Banking Corp. of Florida	737,289	13,500
	PennyMac Financial Services Inc.	597,071	13,201
	Brookline Bancorp Inc.	1,148,562	12,956
	First Commonwealth Financial Corp.	1,402,489	12,819
	First Busey Corp.	740,042	12,662
	Tompkins Financial Corp.	174,941	12,561
	Piper Sandler Cos.	246,796	12,480
	PJT Partners Inc.	287,215	12,462
	CNA Financial Corp.	397,443	12,337
	Independent Bank Group Inc.	512,380	12,133
	Cadence BanCorp Class A	1,816,923	11,901
	Sandy Spring Bancorp Inc.	522,531	11,830
	TFS Financial Corp.	761,268	11,625
	TriCo Bancshares	384,370	11,462
*	NMI Holdings Inc. Class A	972,047	11,285
	Waddell & Reed Financial Inc. Class A	987,045	11,233
*,^	Trupanion Inc.	427,900	11,138
	Provident Financial Services Inc.	859,217	11,050
	Heritage Financial Corp.	550,383	11,008
	American National Insurance Co.	132,398	10,907
	Meta Financial Group Inc.	500,456	10,870
	National Bank Holdings Corp. Class A	451,103	10,781
	Enterprise Financial Services Corp.	384,742	10,738
	United Fire Group Inc.	316,900	10,334
*	Columbia Financial Inc.	716,173	10,313
	First Bancorp	440,418	10,165
	BGC Partners Inc. Class A	3,987,781	10,049
*	Focus Financial Partners Inc. Class A	435,003	10,009
*	LendingClub Corp.	1,271,361	9,980
	Flagstar Bancorp Inc.	502,276	9,960
	German American Bancorp Inc.	362,573	9,953

	Kearny Financial Corp.	1,155,748	9,928
	MFA Financial Inc.	6,389,207	9,903
	Veritex Holdings Inc.	693,347	9,686
*	Encore Capital Group Inc.	393,376	9,197
	Stock Yards Bancorp Inc.	313,630	9,073
	Berkshire Hills Bancorp Inc.	608,435	9,041
	Stewart Information Services Corp.	336,122	8,964
	BancFirst Corp.	265,597	8,863
	Meridian Bancorp Inc.	780,328	8,755
*	Triumph Bancorp Inc.	334,810	8,705
*	Blucora Inc.	709,786	8,553
*	INTL. FCStone Inc.	235,636	8,544
*	Third Point Reinsurance Ltd.	1,143,806	8,476
	Boston Private Financial Holdings Inc.	1,183,176	8,460
*	Ambac Financial Group Inc.	676,233	8,345
	Redwood Trust Inc.	1,637,833	8,287
	OFG Bancorp	740,785	8,282
	First Defiance Financial Corp.	561,558	8,277
	Bryn Mawr Bank Corp.	287,987	8,173
	HomeStreet Inc.	361,897	8,045
	New York Mortgage Trust Inc.	5,171,282	8,015
	Virtus Investment Partners Inc.	104,811	7,977
	Washington Trust Bancorp Inc.	216,490	7,915
	Carolina Financial Corp.	302,313	7,821
	Lakeland Bancorp Inc.	720,268	7,786
	Universal Insurance Holdings Inc.	433,535	7,769
*	Mr Cooper Group Inc.	1,055,710	7,738
	Community Trust Bancorp Inc.	242,027	7,694
	Invesco Mortgage Capital Inc.	2,247,377	7,664
	TrustCo Bank Corp. NY	1,409,564	7,626
*,^	Goosehead Insurance Inc. Class A	167,041	7,455
	Camden National Corp.	233,384	7,340
	Federal Agricultural Mortgage Corp. Class C	131,512	7,316
	ARMOUR Residential REIT Inc.	823,455	7,255
*	MBIA Inc.	1,014,282	7,242
	State Auto Financial Corp.	260,391	7,236
*	Nicolet Bankshares Inc.	132,231	7,217
	1st Source Corp.	220,798	7,160
	Northfield Bancorp Inc.	636,088	7,118
	Univest Financial Corp.	435,215	7,103
*	Enova International Inc.	488,797	7,083
	Ladder Capital Corp.	1,435,341	6,804
	Great Southern Bancorp Inc.	167,656	6,773
	Arbor Realty Trust Inc.	1,371,714	6,721
	Heritage Commerce Corp.	870,742	6,679
	Allegiance Bancshares Inc.	274,613	6,621
	ConnectOne Bancorp Inc.	488,204	6,561
*	HarborOne Bancorp Inc.	868,868	6,543
	Preferred Bank	193,061	6,529
	Central Pacific Financial Corp.	404,514	6,432
	First Financial Corp.	190,484	6,423
	FBL Financial Group Inc. Class A	137,424	6,414
	Peoples Bancorp Inc.	288,340	6,387
	Arrow Financial Corp.	225,532	6,286
	Dime Community Bancshares Inc.	454,489	6,231
	First of Long Island Corp.	349,387	6,062
	Brightsphere Investment Group Inc.	943,774	6,031

	Waterstone Financial Inc.	412,958	6,004
	Capstead Mortgage Corp.	1,415,441	5,945
	QCR Holdings Inc.	217,763	5,895
	National Western Life Group Inc. Class A	34,127	5,870
	First Foundation Inc.	567,102	5,796
	Opus Bank	323,979	5,615
	Origin Bancorp Inc.	276,912	5,607
	Horizon Bancorp Inc.	563,653	5,558
	Bridge Bancorp Inc.	262,447	5,553
	Bank of Marin Bancorp	183,911	5,517
	Flushing Financial Corp.	404,685	5,407
	First Community Bankshares Inc.	227,105	5,292
	Midland States Bancorp Inc.	301,639	5,276
	Mercantile Bank Corp.	248,838	5,268
	Banc of California Inc.	656,892	5,255
	First Bancshares Inc.	273,129	5,209
*	Amerant Bancorp Inc.	331,820	5,107
	KKR Real Estate Finance Trust Inc.	333,760	5,010
	Live Oak Bancshares Inc.	397,099	4,952
	FB Financial Corp.	247,069	4,872
	Hanmi Financial Corp.	439,078	4,764
	Colony Credit Real Estate Inc.	1,205,945	4,751
*	Customers Bancorp Inc.	433,968	4,743
*,^	Citizens Inc. Class A	725,567	4,731
	People's Utah Bancorp	241,888	4,685
	Diamond Hill Investment Group Inc.	50,036	4,515
	Independent Bank Corp.	348,051	4,479
	Farmers National Banc Corp.	383,318	4,458
*	World Acceptance Corp.	81,456	4,448
*	Bancorp Inc.	729,301	4,427
	Financial Institutions Inc.	241,042	4,372
	CBTX Inc.	243,634	4,329
	Peapack Gladstone Financial Corp.	239,282	4,295
	HCI Group Inc.	106,137	4,272
	TPG RE Finance Trust Inc.	769,523	4,225
	Bar Harbor Bankshares	241,907	4,180
	First Mid Bancshares Inc.	174,044	4,132
	Cowen Inc.	426,502	4,120
	Granite Point Mortgage Trust Inc.	810,011	4,107
	Republic Bancorp Inc. Class A	124,219	4,103
	Heritage Insurance Holdings Inc.	383,093	4,103
	WisdomTree Investments Inc.	1,752,586	4,084
	CNB Financial Corp.	215,611	4,069
	B. Riley Financial Inc.	218,085	4,017
	Franklin Financial Network Inc.	197,008	4,017
*	Equity Bancshares Inc. Class A	231,662	3,996
	Citizens & Northern Corp.	197,302	3,946
	Capital City Bank Group Inc.	195,703	3,938
	Peoples Financial Services Corp.	98,329	3,908
	West Bancorporation Inc.	237,935	3,890
	HomeTrust Bancshares Inc.	241,749	3,849
*	Atlantic Capital Bancshares Inc.	321,167	3,812
	Sierra Bancorp	213,881	3,760
	Farmers & Merchants Bancorp Inc.	144,902	3,754
*	Assetmark Financial Holdings Inc.	183,498	3,742
*	TriState Capital Holdings Inc.	384,344	3,717
^	Bank First Corp.	66,302	3,713

	Byline Bancorp Inc.	356,526	3,697
	PCSB Financial Corp.	258,665	3,619
	ACNB Corp.	120,407	3,612
*,^	Benefytt Technologies Inc. Class A	160,982	3,604
	Cambridge Bancorp	69,202	3,599
	Dynex Capital Inc.	342,245	3,573
^	Victory Capital Holdings Inc. Class A	217,896	3,565
	Ready Capital Corp.	491,256	3,547
	MidWestOne Financial Group Inc.	165,216	3,460
	Civista Bancshares Inc.	230,709	3,451
	American National Bankshares Inc.	141,812	3,389
	Hingham Institution for Savings	23,366	3,388
	Ellington Financial Inc.	582,278	3,325
	MutualFirst Financial Inc.	117,405	3,311
	Ares Commercial Real Estate Corp.	472,677	3,304
^	Sculptor Capital Management Inc. Class A	242,840	3,288
	United Insurance Holdings Corp.	355,846	3,288
*	EZCORP Inc. Class A	779,286	3,250
	Merchants Bancorp	210,798	3,200
	Carter Bank & Trust	340,511	3,126
	First Bancorp Inc.	140,293	3,086
	Territorial Bancorp Inc.	125,627	3,084
	SmartFinancial Inc.	198,616	3,021
*	Southern First Bancshares Inc.	105,381	2,990
	Southern National Bancorp of Virginia Inc.	301,602	2,968
	Old Second Bancorp Inc.	424,537	2,934
	Orchid Island Capital Inc.	978,567	2,887
	Century Bancorp Inc. Class A	46,262	2,879
*	BRP Group Inc. Class A	270,749	2,856
	Enterprise Bancorp Inc.	105,588	2,850
	Oppenheimer Holdings Inc. Class A	144,218	2,850
	National Bankshares Inc.	88,924	2,837
	Northrim BanCorp Inc.	104,812	2,830
*	Metropolitan Bank Holding Corp.	103,776	2,795
	RBB Bancorp	194,707	2,671
	Investors Title Co.	20,149	2,579
	Summit Financial Group Inc.	119,570	2,536
*	Greenlight Capital Re Ltd. Class A	425,213	2,530
*	Spirit of Texas Bancshares Inc.	244,049	2,523
	Home Bancorp Inc.	103,308	2,523
*	Bridgewater Bancshares Inc.	255,965	2,496
	Business First Bancshares Inc.	183,023	2,471
*	Donnelley Financial Solutions Inc.	462,180	2,436
	Amalgamated Bank	223,947	2,423
	Ames National Corp.	118,092	2,415
	Macatawa Bank Corp.	333,037	2,371
	Guaranty Bancshares Inc.	102,111	2,363
^	First Capital Inc.	39,227	2,350
	Southern Missouri Bancorp Inc.	96,799	2,349
	Mid Penn Bancorp Inc.	115,488	2,339
	First Internet Bancorp	140,291	2,304
*	Howard Bancorp Inc.	209,553	2,276
	Western New England Bancorp Inc.	330,798	2,236
	Protective Insurance Corp. Class B	160,081	2,201
	Luther Burbank Corp.	239,638	2,197
	Westwood Holdings Group Inc.	118,862	2,176
	Donegal Group Inc. Class A	138,033	2,098

^ Fidelity D&D Bancorp Inc.	41,088	2,096
Norwood Financial Corp.	78,111	2,086
Penns Woods Bancorp Inc.	85,255	2,072
FS Bancorp Inc.	57,505	2,070
* Baycom Corp.	171,449	2,066
Greenhill & Co. Inc.	209,221	2,059
LCNB Corp.	160,966	2,028
BCB Bancorp Inc.	186,501	1,986
Global Indemnity Ltd.	77,442	1,975
* Regional Management Corp.	142,709	1,949
Codorus Valley Bancorp Inc.	118,516	1,908
Orrstown Financial Services Inc.	137,192	1,889
Western Asset Mortgage Capital Corp.	823,590	1,886
Capstar Financial Holdings Inc.	188,394	1,863
ESSA Bancorp Inc.	133,034	1,816
Great Ajax Corp.	285,297	1,814
First Business Financial Services Inc.	116,955	1,813
Tiptree Inc.	347,173	1,812
First Choice Bancorp	119,990	1,801
BankFinancial Corp.	204,346	1,800
Independence Holding Co.	70,062	1,791
Bank of Commerce Holdings	224,448	1,766
Bank of Princeton	75,810	1,763
Safeguard Scientifics Inc.	317,551	1,762
Crawford & Co. Class B	269,380	1,721
* Select Bancorp Inc.	225,202	1,718
FedNat Holding Co.	148,849	1,709
Premier Financial Bancorp Inc.	137,424	1,704
First Northwest Bancorp	156,179	1,698
Investar Holding Corp.	132,768	1,695
Shore Bancshares Inc.	154,409	1,675
* Republic First Bancorp Inc.	756,181	1,656
PCB Bancorp	168,864	1,651
Evans Bancorp Inc.	67,802	1,648
Central Valley Community Bancorp	125,718	1,639
Cherry Hill Mortgage Investment Corp.	263,753	1,635
Community Financial Corp.	73,134	1,616
Timberland Bancorp Inc.	87,696	1,604
* FVCBankcorp Inc.	120,415	1,604
* NI Holdings Inc.	117,411	1,592
Reliant Bancorp Inc.	141,256	1,592
* Esquire Financial Holdings Inc.	105,565	1,589
Parke Bancorp Inc.	117,162	1,581
Associated Capital Group Inc.	51,604	1,579
First Guaranty Bancshares Inc.	109,278	1,577
SB One Bancorp	92,009	1,564
Anworth Mortgage Asset Corp.	1,368,914	1,547
MVB Financial Corp.	120,372	1,535
First Bank	221,122	1,535
Chemung Financial Corp.	46,289	1,527
Peoples Bancorp of North Carolina Inc.	74,425	1,515
Middlefield Banc Corp.	94,048	1,487
C&F Financial Corp.	36,886	1,472
* MainStreet Bancshares Inc.	87,486	1,466
1st Constitution Bancorp	110,376	1,462
First United Corp.	101,549	1,451
GAIN Capital Holdings Inc.	259,792	1,450

	FNCB Bancorp Inc.	204,000	1,410
*	MMA Capital Holdings Inc.	56,912	1,407
*	Richmond Mutual Bancorporation Inc.	136,621	1,394
	AG Mortgage Investment Trust Inc.	506,097	1,387
*,§	Carolina Trust Bancshares Inc.	106,092	1,384
	Exantas Capital Corp.	501,358	1,384
	Ohio Valley Banc Corp.	45,934	1,377
	CB Financial Services Inc.	71,072	1,372
	Arlington Asset Investment Corp.	626,128	1,371
	Provident Financial Holdings Inc.	89,437	1,362
	First Community Corp.	86,350	1,357
	Citizens Community Bancorp Inc.	208,166	1,343
	Mackinac Financial Corp.	128,400	1,342
	Community Bankers Trust Corp.	275,595	1,337
	Marlin Business Services Corp.	119,039	1,330
*	Coastal Financial Corp.	126,394	1,328
	Franklin Financial Services Corp.	47,974	1,317
	County Bancorp Inc.	70,459	1,303
	HBT Financial Inc.	122,400	1,289
	Riverview Bancorp Inc.	256,932	1,287
	Oak Valley Bancorp	80,206	1,262
*	Malvern Bancorp Inc.	102,938	1,261
	United Security Bancshares	196,870	1,260
	Hawthorn Bancshares Inc.	68,177	1,251
*	ProSight Global Inc.	126,419	1,233
	Northeast Bank	102,577	1,196
	Prudential Bancorp Inc.	80,339	1,189
	Eagle Bancorp Montana Inc.	72,809	1,180
*	On Deck Capital Inc.	756,961	1,166
	Standard AVB Financial Corp.	54,796	1,159
	Bankwell Financial Group Inc.	75,757	1,156
	Unity Bancorp Inc.	96,925	1,134
*	Meridian Corp.	82,000	1,122
	Citizens Holding Co.	54,367	1,094
*,^	Oportun Financial Corp.	102,982	1,086
	Sterling Bancorp Inc.	251,548	1,082
	Curo Group Holdings Corp.	199,879	1,059
	Alerus Financial Corp.	63,600	1,051
	First Financial Northwest Inc.	103,776	1,042
*	PDL Community Bancorp	101,029	1,038
	Pzena Investment Management Inc. Class A	224,114	1,000
*	Pacific Mercantile Bancorp	212,182	999
	Colony Bankcorp Inc.	79,731	997
	SB Financial Group Inc.	88,836	988
*	Security National Financial Corp. Class A	230,983	986
*	Pioneer Bancorp Inc.	94,381	980
	First National Corp.	64,822	972
	Ellington Residential Mortgage REIT	182,250	966
*	CrossFirst Bankshares Inc.	114,600	963
*,^	Siebert Financial Corp.	129,565	935
*	Provident Bancorp Inc.	108,071	932
*	Maiden Holdings Ltd.	986,848	898
	Severn Bancorp Inc.	139,320	894
	PB Bancorp Inc.	59,458	886
	South Plains Financial Inc.	56,000	867
	Union Bankshares Inc.	38,465	865
*	HMN Financial Inc.	47,410	853

	First Savings Financial Group Inc.	21,830	850
	Donegal Group Inc. Class B	63,192	847
*	Ocwen Financial Corp.	1,667,699	834
	Salisbury Bancorp Inc.	26,823	832
	GAMCO Investors Inc. Class A	73,907	812
	Level One Bancorp Inc.	44,589	803
*	Capital Bancorp Inc.	63,563	796
*	Watford Holdings Ltd.	53,134	778
	Silvercrest Asset Management Group Inc. Class A	78,526	743
	United Bancorp Inc.	67,245	741
*,^	Silvergate Capital Corp. Class A	74,663	712
*	Atlanticus Holdings Corp.	71,283	707
	Plumas Bancorp	37,646	696
*	Hallmark Financial Services Inc.	170,838	690
	Auburn National Bancorporation Inc.	17,501	686
*	Central Federal Corp.	63,590	669
	American River Bankshares	77,554	669
	Old Point Financial Corp.	42,408	641
	AmeriServ Financial Inc.	243,264	637
	Kingstone Cos. Inc.	123,825	633
*	Nicholas Financial Inc.	107,396	627
	Summit State Bank	78,386	626
	Federal Agricultural Mortgage Corp. Class A	12,586	604
	Greene County Bancorp Inc.	25,448	594
	IF Bancorp Inc.	36,116	578
	Guaranty Federal Bancshares Inc.	38,891	574
	Crawford & Co. Class A	78,780	567
	MSB Financial Corp.	42,744	523
*	Great Elm Capital Group Inc.	276,253	514
	Bancorp 34 Inc.	46,824	510
	Sound Financial Bancorp Inc.	22,640	483
*	A-Mark Precious Metals Inc.	38,995	479
	First US Bancshares Inc.	77,118	474
	Sachem Capital Corp.	264,111	460
	Wellesley Bank	15,247	450
*,^	Impac Mortgage Holdings Inc.	181,058	440
^	Hennessy Advisors Inc.	57,467	421
	OP Bancorp	54,998	410
	Landmark Bancorp Inc.	19,639	401
	Hunt Cos. Finance Trust Inc.	212,496	393
*	Medallion Financial Corp.	206,616	384
*	Limestone Bancorp Inc.	33,851	377
	Bank of South Carolina Corp.	23,946	359
*	Randolph Bancorp Inc.	36,223	347
	Emclaire Financial Corp.	14,818	344
	Manning & Napier Inc.	271,519	339
	Pathfinder Bancorp Inc.	31,500	337
	Community West Bancshares	54,114	330
	Manhattan Bridge Capital Inc.	76,762	314
*	Consumer Portfolio Services Inc.	209,871	285
	Bank7 Corp.	35,700	283
*	First Western Financial Inc.	19,296	258
	Oconee Federal Financial Corp.	13,333	243
*	Elevate Credit Inc.	228,293	237
^	Elmira Savings Bank	20,034	230
*	FlexShopper Inc.	181,219	230
	United Bancshares Inc.	13,889	226

	Tremont Mortgage Trust	94,591	199
*	CBM Bancorp Inc.	15,795	183
	Fauquier Bankshares Inc.	12,871	174
	US Global Investors Inc. Class A	159,768	155
*	Asta Funding Inc.	18,311	152
	Southwest Georgia Financial Corp.	7,875	144
*	Rhinebeck Bancorp Inc.	21,520	137
	Mid-Southern Bancorp Inc.	10,233	131
*	Ashford Inc.	19,599	113
	Bank of the James Financial Group Inc.	12,209	104
*	Magyar Bancorp Inc.	10,465	94
	Ottawa Bancorp Inc.	8,666	91
*	FFBW Inc.	10,044	80
*	Kingsway Financial Services Inc.	39,077	77
*	Conifer Holdings Inc.	24,973	75
	Glen Burnie Bancorp	9,237	72
	Riverview Financial Corp.	10,855	70
	Value Line Inc.	1,919	62
*	Community First Bancshares Inc.	7,805	54
	Kentucky First Federal Bancorp	9,399	54
*	Atlas Financial Holdings Inc.	163,656	52
	Home Federal Bancorp Inc.	2,217	52
*	1347 Property Insurance Holdings Inc.	10,409	51
	Medley Management Inc. Class A	53,857	37
*	Village Bank and Trust Financial Corp.	1,338	34
*	FSB Bancorp Inc.	2,176	30
*	GWG Holdings Inc.	2,941	30
*	Broadway Financial Corp.	22,638	30
*	ICC Holdings Inc.	2,593	28
*	National Holdings Corp.	13,459	21
	Patriot National Bancorp Inc.	3,079	19
	National Security Group Inc.	1,272	17
*	LM Funding America Inc.	19,336	11
*	Unico American Corp.	1,377	7
*	HV Bancorp Inc.	525	6
	Atlantic American Corp.	2,591	5
	Lake Shore Bancorp Inc.	300	3
	WVS Financial Corp.	100	1
*	Carver Bancorp Inc.	445	1
*	National Holdings Corp. Warrants Exp. 01/18/2022	7,766	1
	Cohen & Co. Inc.	64	—
			8,439,394
Health Care (16.0%)
*	DexCom Inc.	1,301,948	350,576
*	Veeva Systems Inc. Class A	1,875,971	293,346
*	BioMarin Pharmaceutical Inc.	2,560,400	216,354
*	Seattle Genetics Inc.	1,638,587	189,060
*	Alnylam Pharmaceuticals Inc.	1,591,824	173,270
	West Pharmaceutical Services Inc.	1,055,233	160,659
*,^	Teladoc Health Inc.	1,033,465	160,197
*	Insulet Corp.	882,754	146,255
*	Elanco Animal Health Inc.	5,639,504	126,268
*	Molina Healthcare Inc.	894,405	124,957
*	Masimo Corp.	699,749	123,940
*	Exact Sciences Corp.	1,996,158	115,777
*	Catalent Inc.	2,206,451	114,625
*	Neurocrine Biosciences Inc.	1,313,539	113,687

* Bio-Rad Laboratories Inc.	308,072	107,998
Bio-Techne Corp.	542,896	102,944
* Sarepta Therapeutics Inc.	1,011,169	98,913
Chemed Corp.	227,984	98,763
Hill-Rom Holdings Inc.	951,977	95,769
* Moderna Inc.	3,183,340	95,341
Encompass Health Corp.	1,405,779	90,012
* Charles River Laboratories International Inc.	696,114	87,857
* Ionis Pharmaceuticals Inc.	1,824,569	86,266
* Amedisys Inc.	460,124	84,451
* Jazz Pharmaceuticals plc	805,758	80,366
* Horizon Therapeutics plc	2,670,723	79,107
* PRA Health Sciences Inc.	901,732	74,880
* Exelixis Inc.	4,331,570	74,590
* Penumbra Inc.	458,407	73,955
* Haemonetics Corp.	722,641	72,018
* ACADIA Pharmaceuticals Inc.	1,606,767	67,886
* Repligen Corp.	668,957	64,581
* United Therapeutics Corp.	625,583	59,321
* LHC Group Inc.	422,090	59,177
* Acceleron Pharma Inc.	653,468	58,727
* ICU Medical Inc.	274,498	55,385
* Quidel Corp.	540,477	52,864
* Reata Pharmaceuticals Inc. Class A	364,609	52,628
Bruker Corp.	1,451,447	52,049
* Wright Medical Group NV	1,805,222	51,720
* Tandem Diabetes Care Inc.	800,986	51,543
* HealthEquity Inc.	1,011,600	51,177
* Neogen Corp.	749,133	50,184
* Iovance Biotherapeutics Inc.	1,657,908	49,629
* Globus Medical Inc.	1,097,556	46,679
* Integra LifeSciences Holdings Corp.	1,015,367	45,356
* Blueprint Medicines Corp.	770,487	45,058
* Nektar Therapeutics Class A	2,516,707	44,923
* Nevro Corp.	443,500	44,341
* Momenta Pharmaceuticals Inc.	1,622,779	44,140
* Global Blood Therapeutics Inc.	861,637	44,021
* NeoGenomics Inc.	1,490,014	41,139
* Arrowhead Pharmaceuticals Inc.	1,428,215	41,090
* Mirati Therapeutics Inc.	522,344	40,153
* Guardant Health Inc.	576,611	40,132
* Forty Seven Inc.	417,416	39,830
* Avantor Inc.	3,182,667	39,752
* PTC Therapeutics Inc.	882,237	39,357
* Omnicell Inc.	599,084	39,288
* FibroGen Inc.	1,120,165	38,926
* AMN Healthcare Services Inc.	665,028	38,445
* NuVasive Inc.	740,460	37,512
* Bluebird Bio Inc.	792,564	36,426
* Emergent BioSolutions Inc.	624,948	36,159
* Immunomedics Inc.	2,633,178	35,495
* Syneos Health Inc.	888,905	35,041
* Ultragenyx Pharmaceutical Inc.	776,554	34,502
* Amicus Therapeutics Inc.	3,654,197	33,765
* Envista Holdings Corp.	2,255,795	33,702
* Alkermes plc	2,240,540	32,309
* HMS Holdings Corp.	1,252,879	31,660

*	Change Healthcare Inc.	3,135,467	31,323
*	LivaNova plc	692,003	31,313
*	MyoKardia Inc.	665,020	31,176
*	Premier Inc. Class A	941,228	30,797
*	iRhythm Technologies Inc.	377,001	30,669
*	Agios Pharmaceuticals Inc.	849,405	30,137
*	Arena Pharmaceuticals Inc.	711,546	29,885
*	Halozyme Therapeutics Inc.	1,643,168	29,561
*	Integer Holdings Corp.	466,634	29,333
*	Medpace Holdings Inc.	390,689	28,669
*	Natera Inc.	930,133	27,774
	Ensign Group Inc.	716,929	26,964
*	Prestige Consumer Healthcare Inc.	713,850	26,184
*	ChemoCentryx Inc.	617,276	24,802
*	Merit Medical Systems Inc.	790,200	24,694
*	Ra Pharmaceuticals Inc.	498,766	23,946
	CONMED Corp.	404,199	23,148
*	Acadia Healthcare Co. Inc.	1,261,098	23,141
*	Select Medical Holdings Corp.	1,530,296	22,954
*	Intercept Pharmaceuticals Inc.	359,930	22,661
*	Ironwood Pharmaceuticals Inc.	2,223,823	22,438
*	Axsome Therapeutics Inc.	381,080	22,419
*	Tenet Healthcare Corp.	1,484,118	21,371
*	Sage Therapeutics Inc.	743,747	21,360
*	Xencor Inc.	710,267	21,223
*	Biohaven Pharmaceutical Holding Co. Ltd.	623,238	21,209
*	Insmed Inc.	1,278,439	20,493
*	Pacira BioSciences Inc.	591,661	19,838
*	Fate Therapeutics Inc.	887,708	19,716
*	Apellis Pharmaceuticals Inc.	725,326	19,431
	Cantel Medical Corp.	535,510	19,225
*	AtriCure Inc.	570,765	19,172
*	BioTelemetry Inc.	487,710	18,782
	Patterson Cos. Inc.	1,227,154	18,763
*	Avanos Medical Inc.	686,852	18,497
*	Denali Therapeutics Inc.	1,055,330	18,479
*	Inovalon Holdings Inc. Class A	1,090,100	18,161
*	Zogenix Inc.	721,963	17,854
*	Cardiovascular Systems Inc.	504,793	17,774
*	Corcept Therapeutics Inc.	1,488,016	17,693
*	Karyopharm Therapeutics Inc.	903,456	17,355
*,^	Invitae Corp.	1,262,987	17,265
*	Glaukos Corp.	556,741	17,181
*,^	Ligand Pharmaceuticals Inc.	234,321	17,040
*	Epizyme Inc.	1,093,434	16,959
	Luminex Corp.	602,419	16,585
*	Allscripts Healthcare Solutions Inc.	2,343,035	16,495
*	Kodiak Sciences Inc.	344,559	16,435
*	Principia Biopharma Inc.	267,044	15,857
*	Theravance Biopharma Inc.	677,011	15,646
*	Editas Medicine Inc.	781,999	15,507
*,^	Allakos Inc.	348,313	15,496
*	Veracyte Inc.	633,313	15,396
*	Myriad Genetics Inc.	1,064,881	15,238
*	Dicerna Pharmaceuticals Inc.	819,923	15,062
*	Magellan Health Inc.	307,058	14,773
*,^	Tabula Rasa HealthCare Inc.	279,940	14,638

*	REGENXBIO Inc.	451,636	14,624
*,^	Inovio Pharmaceuticals Inc.	1,952,231	14,525
*,^	Allogene Therapeutics Inc.	730,399	14,199
*	Coherus Biosciences Inc.	869,202	14,098
*	MEDNAX Inc.	1,197,078	13,934
*	Inogen Inc.	261,636	13,516
*	STAAR Surgical Co.	415,535	13,405
	Atrion Corp.	20,557	13,362
*	Supernus Pharmaceuticals Inc.	741,939	13,347
*	R1 RCM Inc.	1,453,396	13,211
*	Heron Therapeutics Inc.	1,119,286	13,140
*	Addus HomeCare Corp.	194,362	13,139
	Mesa Laboratories Inc.	57,874	13,085
*	Akebia Therapeutics Inc.	1,701,099	12,894
*	Alector Inc.	530,831	12,809
*	Inspire Medical Systems Inc.	211,795	12,767
*	Twist Bioscience Corp.	412,998	12,629
	US Physical Therapy Inc.	180,909	12,483
*	TG Therapeutics Inc.	1,263,774	12,436
*	Varex Imaging Corp.	544,314	12,361
*	Intra-Cellular Therapies Inc.	777,865	11,956
*	Enanta Pharmaceuticals Inc.	232,263	11,945
	National HealthCare Corp.	166,433	11,938
*	CareDx Inc.	543,404	11,863
*	NanoString Technologies Inc.	482,802	11,611
*	Deciphera Pharmaceuticals Inc.	279,329	11,500
*,^	Esperion Therapeutics Inc.	362,808	11,439
*	Covetrus Inc.	1,401,452	11,408
*	Innoviva Inc.	964,197	11,339
*	Natus Medical Inc.	486,850	11,261
*	Tactile Systems Technology Inc.	274,133	11,009
*	Cerus Corp.	2,311,604	10,749
*	Karuna Therapeutics Inc.	148,847	10,717
*	Endo International plc	2,894,729	10,710
*	Sangamo Therapeutics Inc.	1,675,884	10,675
*	10X Genomics Inc. Class A	163,691	10,201
*	Cytokinetics Inc.	861,651	10,159
*	Revance Therapeutics Inc.	681,969	10,093
*,^	Novavax Inc.	734,295	9,972
*	OraSure Technologies Inc.	921,242	9,913
*,^	Omeros Corp.	734,133	9,815
*	Vocera Communications Inc.	460,817	9,788
*,^	IGM Biosciences Inc.	170,148	9,554
*	Retrophin Inc.	632,824	9,233
*,^	CryoPort Inc.	533,568	9,108
*	Providence Service Corp.	165,783	9,098
*	Turning Point Therapeutics Inc.	203,490	9,088
*	Madrigal Pharmaceuticals Inc.	135,572	9,051
*	CryoLife Inc.	529,747	8,963
*	Adaptive Biotechnologies Corp.	320,380	8,900
*	Arvinas Inc.	218,659	8,812
*	Bridgebio Pharma Inc.	303,753	8,809
*	Kadmon Holdings Inc.	2,080,546	8,717
*,^	Aimmune Therapeutics Inc.	599,202	8,640
*	Tricida Inc.	392,132	8,627
*	HealthStream Inc.	359,524	8,611
*	Adverum Biotechnologies Inc	869,003	8,490

*	Hanger Inc.	541,318	8,434
*	ImmunoGen Inc.	2,467,488	8,414
*	Brookdale Senior Living Inc.	2,652,674	8,276
	Owens & Minor Inc.	902,809	8,261
*	Aerie Pharmaceuticals Inc.	606,020	8,181
*,^	Cara Therapeutics Inc.	616,519	8,144
*	Codexis Inc.	723,210	8,071
*	Vanda Pharmaceuticals Inc.	773,505	8,014
*,^	OPKO Health Inc.	5,976,472	8,008
*	Radius Health Inc.	611,261	7,946
	National Research Corp.	170,159	7,739
*	Orthofix Medical Inc.	271,136	7,595
*	NextGen Healthcare Inc.	711,309	7,426
	Phibro Animal Health Corp. Class A	306,323	7,404
*	Constellation Pharmaceuticals Inc.	234,953	7,385
*	Lantheus Holdings Inc.	567,873	7,246
*	Amphastar Pharmaceuticals Inc.	480,339	7,128
*	Atara Biotherapeutics Inc.	835,342	7,109
*	Portola Pharmaceuticals Inc.	995,051	7,095
*	Collegium Pharmaceutical Inc.	431,056	7,039
*,^	Intellia Therapeutics Inc.	570,344	6,975
*	Rocket Pharmaceuticals Inc.	499,400	6,967
*	Krystal Biotech Inc.	161,086	6,965
*	Eagle Pharmaceuticals Inc.	149,151	6,861
*	CorVel Corp.	124,535	6,788
*	Surmodics Inc.	199,945	6,662
*,^	Clovis Oncology Inc.	1,038,447	6,605
*,^	ZIOPHARM Oncology Inc.	2,691,423	6,594
*	Rhythm Pharmaceuticals Inc.	430,406	6,551
*	Translate Bio Inc.	653,926	6,520
*	Y-mAbs Therapeutics Inc.	246,554	6,435
*	Pacific Biosciences of California Inc.	2,085,014	6,380
*,^	Relmada Therapeutics Inc.	186,923	6,376
*	RadNet Inc.	598,512	6,290
	Simulations Plus Inc.	179,944	6,284
*	Assembly Biosciences Inc.	413,921	6,138
	LeMaitre Vascular Inc.	244,341	6,089
*	PetIQ Inc.	261,789	6,081
*	Anika Therapeutics Inc.	208,103	6,016
*	Evolent Health Inc. Class A	1,105,564	6,003
*	Kura Oncology Inc.	598,826	5,958
*	Vericel Corp	645,144	5,916
*,^	Neoleukin Therapeutics Inc.	510,109	5,805
*,^	Athersys Inc.	1,930,023	5,790
*	AngioDynamics Inc.	554,618	5,785
*	Heska Corp.	103,239	5,709
*	Prothena Corp. plc	533,559	5,709
*	Community Health Systems Inc.	1,698,032	5,671
*	Avrobio Inc.	358,147	5,573
*	Arcus Biosciences Inc.	400,696	5,562
*	OrthoPediatrics Corp.	140,207	5,558
*,^	Axonics Modulation Technologies Inc.	218,212	5,545
*	Athenex Inc.	714,882	5,533
*	Amneal Pharmaceuticals Inc.	1,583,856	5,512
*	Homology Medicines Inc.	353,558	5,494
*,^	Livongo Health Inc.	192,562	5,494
*	Intersect ENT Inc.	457,435	5,421

*	Gossamer Bio Inc.	533,150	5,411
*	Catalyst Pharmaceuticals Inc.	1,397,660	5,381
*,^	CEL-SCI Corp.	462,729	5,340
*	Axogen Inc.	513,383	5,339
*	CytomX Therapeutics Inc.	692,856	5,314
*	Meridian Bioscience Inc.	630,425	5,296
*	Pennant Group Inc.	373,671	5,291
*	ANI Pharmaceuticals Inc.	129,769	5,287
*	Antares Pharma Inc.	2,229,495	5,262
*,^	Verastem Inc.	1,923,803	5,079
*	NextCure Inc.	136,793	5,071
	Utah Medical Products Inc.	53,754	5,056
*	Ardelyx Inc.	883,479	5,023
*	AnaptysBio Inc.	353,449	4,994
*	Triple-S Management Corp. Class B	351,883	4,962
*	Progenics Pharmaceuticals Inc.	1,292,174	4,910
*	PDL BioPharma Inc.	1,723,522	4,860
*	Phreesia Inc.	230,407	4,845
*	Odonate Therapeutics Inc.	174,448	4,817
*,^	Corbus Pharmaceuticals Holdings Inc.	918,495	4,813
*	BioSpecifics Technologies Corp.	83,688	4,734
*	Option Care Health Inc.	486,394	4,606
*	Apollo Medical Holdings Inc.	353,163	4,563
*,^	Viela Bio Inc.	119,256	4,532
*,^	Provention Bio Inc.	485,518	4,467
*	G1 Therapeutics Inc.	396,081	4,365
*,^	Durect Corp.	2,774,373	4,300
	Computer Programs & Systems Inc.	191,542	4,262
*	Molecular Templates Inc.	320,221	4,256
*	Cue Biopharma Inc.	299,379	4,248
*,^	Viking Therapeutics Inc.	906,524	4,243
*,^	Dynavax Technologies Corp.	1,198,492	4,231
*,^	Phathom Pharmaceuticals Inc.	163,331	4,217
*	Shockwave Medical Inc.	125,562	4,166
*	BioDelivery Sciences International Inc.	1,094,868	4,150
*	Vapotherm Inc.	214,517	4,039
*,^	Puma Biotechnology Inc.	477,864	4,033
*	MacroGenics Inc.	692,755	4,032
*	Pfenex Inc.	448,912	3,959
*	Rigel Pharmaceuticals Inc.	2,518,733	3,929
*,^	Tivity Health Inc.	624,646	3,929
*	Flexion Therapeutics Inc.	495,569	3,900
*,^	SmileDirectClub Inc.	832,742	3,889
*	Quanterix Corp.	208,947	3,838
*,^	Agenus Inc.	1,546,785	3,790
*	Spectrum Pharmaceuticals Inc.	1,626,017	3,789
*	Applied Therapeutics Inc.	115,766	3,784
*	Cross Country Healthcare Inc.	555,053	3,741
*	ViewRay Inc.	1,490,540	3,726
*	BioCryst Pharmaceuticals Inc.	1,840,037	3,680
	Invacare Corp.	495,102	3,679
*,^	Eidos Therapeutics Inc.	74,843	3,667
*	SpringWorks Therapeutics Inc.	134,953	3,644
*,^	Precigen Inc.	1,067,147	3,628
*,^	Kala Pharmaceuticals Inc.	406,906	3,577
*,^	Akcea Therapeutics Inc.	243,648	3,484
*	Calithera Biosciences Inc.	783,970	3,481

*	Voyager Therapeutics Inc.	375,959	3,440
*,^	TherapeuticsMD Inc.	3,242,069	3,437
*,^	Geron Corp.	2,886,916	3,435
*,^	Lannett Co. Inc.	486,878	3,384
*	Avid Bioservices Inc.	654,644	3,345
*	SI-BONE Inc.	277,584	3,317
*,^	Accelerate Diagnostics Inc.	391,939	3,265
*	Stemline Therapeutics Inc.	670,578	3,246
*,^	Ocular Therapeutix Inc.	652,349	3,229
*	GenMark Diagnostics Inc.	779,900	3,213
*,^	Sorrento Therapeutics Inc.	1,716,375	3,158
*	SIGA Technologies Inc.	658,381	3,147
*,^	AMAG Pharmaceuticals Inc.	507,455	3,136
*,^	CytoSorbents Corp.	401,277	3,102
*	Cortexyme Inc.	67,043	3,058
*	Syndax Pharmaceuticals Inc.	275,777	3,025
*	Aprea Therapeutics Inc.	86,138	2,994
*	Albireo Pharma Inc.	182,101	2,981
*,^	Progyny Inc.	140,226	2,971
*	Syros Pharmaceuticals Inc.	500,787	2,970
*	Mersana Therapeutics Inc.	507,612	2,959
*	Bioxcel Therapeutics Inc.	130,810	2,924
*	Scholar Rock Holding Corp.	240,367	2,911
*	Health Catalyst Inc.	110,154	2,881
*	Stoke Therapeutics Inc.	123,500	2,828
*	Minerva Neurosciences Inc.	465,959	2,805
*	Oyster Point Pharma Inc.	80,046	2,802
*	ADMA Biologics Inc.	966,402	2,783
*,^	MannKind Corp.	2,700,852	2,782
*	Silk Road Medical Inc.	87,086	2,741
*	Concert Pharmaceuticals Inc.	309,649	2,737
*	Cutera Inc.	209,534	2,737
*	PPD Inc.	149,025	2,654
*	SeaSpine Holdings Corp.	322,558	2,635
*	Cellular Biomedicine Group Inc.	164,834	2,608
*	Kiniksa Pharmaceuticals Ltd.	166,873	2,583
*	Accuray Inc.	1,338,184	2,543
*	Seres Therapeutics Inc.	705,590	2,519
*	Fluidigm Corp.	990,535	2,516
*,^	WaVe Life Sciences Ltd.	265,939	2,492
*,^	Zynex Inc.	222,843	2,467
*,^	Mallinckrodt plc	1,219,041	2,414
*	VBI Vaccines Inc.	2,535,872	2,409
*,^	XBiotech Inc.	221,548	2,353
*,^	MediciNova Inc.	604,042	2,247
*,^	Anavex Life Sciences Corp.	704,243	2,218
*	Kindred Biosciences Inc.	553,143	2,213
*	Protagonist Therapeutics Inc.	311,592	2,200
*	Marinus Pharmaceuticals Inc.	1,075,117	2,182
*	X4 Pharmaceuticals Inc.	217,541	2,175
*,^	UNITY Biotechnology Inc.	369,166	2,141
*,^	Rubius Therapeutics Inc.	479,358	2,133
*,^	XOMA Corp.	102,805	2,092
*,^	Co-Diagnostics Inc.	274,341	2,090
*	Eiger BioPharmaceuticals Inc	305,606	2,078
*,^	89bio Inc.	80,930	2,043
*	Alphatec Holdings Inc.	589,597	2,034

*	Aduro Biotech Inc.	737,604	2,021
*	Castle Biosciences Inc.	67,195	2,003
*	Akero Therapeutics Inc.	94,440	2,002
*	Recro Pharma Inc.	243,894	1,993
*	Icad Inc.	270,727	1,987
*	Agile Therapeutics Inc.	1,059,799	1,971
*	Misonix Inc.	206,042	1,941
*,^	ChromaDex Corp .	580,279	1,892
*	Arcturus Therapeutics Holdings Inc.	138,600	1,884
*	Satsuma Pharmaceuticals Inc.	86,694	1,866
*	Surgery Partners Inc.	282,427	1,844
*	RAPT Therapeutics Inc.	86,562	1,841
*	Repro-Med Systems Inc.	244,900	1,837
*	Abeona Therapeutics Inc.	862,181	1,811
*	Chiasma Inc.	489,077	1,785
*	MEI Pharma Inc.	1,100,845	1,772
*,^	Rockwell Medical Inc.	856,271	1,755
*	Paratek Pharmaceuticals Inc.	546,358	1,721
*	Kezar Life Sciences Inc.	389,558	1,698
*,^	Frequency Therapeutics Inc.	95,116	1,694
*	Joint Corp.	155,665	1,689
*,^	Atreca Inc.	100,979	1,671
*	IVERIC bio Inc.	477,468	1,642
*	Verrica Pharmaceuticals Inc.	150,052	1,640
*,^	BrainStorm Cell Therapeutics Inc.	351,014	1,629
*,^	Optinose Inc.	360,356	1,618
*	RTI Surgical Holdings Inc.	944,605	1,615
*	Spero Therapeutics Inc.	195,836	1,582
*	Fulgent Genetics Inc.	145,929	1,570
*	Gritstone Oncology Inc.	269,387	1,568
*	InfuSystem Holdings Inc.	183,833	1,561
*	Replimune Group Inc.	156,513	1,560
*	iRadimed Corp.	72,949	1,557
*	CASI Pharmaceuticals Inc.	746,587	1,523
*	BioLife Solutions Inc.	158,822	1,509
*	Magenta Therapeutics Inc.	239,773	1,506
*	Aeglea BioTherapeutics Inc.	322,564	1,503
*	Cymabay Therapeutics Inc.	1,012,540	1,499
*	OptimizeRx Corp.	164,373	1,489
*	Ovid therapeutics Inc.	498,284	1,485
*	Mirum Pharmaceuticals Inc.	104,742	1,466
*	Pieris Pharmaceuticals Inc.	640,584	1,461
*	Apyx Medical Corp.	405,359	1,455
*	TCR2 Therapeutics Inc.	186,213	1,441
*	American Renal Associates Holdings Inc.	216,904	1,434
*	Enzo Biochem Inc.	565,801	1,431
*	Cabaletta Bio Inc.	195,342	1,426
*,^	NantKwest Inc.	492,429	1,418
*	Exicure Inc.	956,473	1,416
*	Crinetics Pharmaceuticals Inc.	95,456	1,403
*,^	Dyadic International Inc.	269,600	1,402
*	Stereotaxis Inc.	464,200	1,402
*	FONAR Corp.	92,762	1,356
*	Menlo Therapeutics Inc.	505,345	1,354
*,^	Arcutis Biotherapeutics Inc.	44,317	1,321
*	IntriCon Corp.	111,252	1,309
*,^	Senseonics Holdings Inc.	2,064,246	1,308

*,^	CorMedix Inc.	362,578	1,302
*	Sientra Inc.	650,398	1,294
*,^	AcelRx Pharmaceuticals Inc.	1,096,203	1,294
*,^	Evolus Inc.	311,583	1,293
*,^	Catasys Inc.	83,426	1,271
*	NGM Biopharmaceuticals Inc.	102,682	1,266
*	Lineage Cell Therapeutics Inc.	1,526,332	1,264
*	Morphic Holding Inc.	85,690	1,258
*,^	La Jolla Pharmaceutical Co.	299,121	1,256
*	Exagen Inc.	78,187	1,246
*	Sharps Compliance Corp.	155,955	1,238
*	Prevail Therapeutics Inc.	101,063	1,232
*,^	Beyond Air Inc.	153,531	1,228
*	KalVista Pharmaceuticals Inc.	159,428	1,220
*,^	Palatin Technologies Inc.	2,873,298	1,217
*,^	Matinas BioPharma Holdings Inc.	2,018,404	1,211
*,^	BioSig Technologies Inc.	287,446	1,204
*	Five Prime Therapeutics Inc.	527,770	1,198
*	Harrow Health Inc.	312,505	1,194
*,^	Lexicon Pharmaceuticals Inc.	607,920	1,185
*	GlycoMimetics Inc.	517,431	1,180
*,^	Urovant Sciences Ltd.	125,487	1,157
*	Harvard Bioscience Inc.	518,619	1,146
*	Jounce Therapeutics Inc.	237,499	1,128
*,^	Zynerba Pharmaceuticals Inc.	294,492	1,128
*	Mustang Bio Inc.	408,642	1,095
*,^	Vaxart Inc.	617,912	1,094
*,^	Selecta Biosciences Inc.	448,406	1,081
*	TransMedics Group Inc.	89,378	1,080
*,^	Galectin Therapeutics Inc.	543,615	1,065
*	Catalyst Biosciences Inc.	237,016	1,036
*	Chembio Diagnostics Inc.	201,938	1,034
*,^	Pulse Biosciences Inc.	143,863	1,030
*	Xeris Pharmaceuticals Inc.	512,233	999
*	Chimerix Inc.	693,525	999
*	Harpoon Therapeutics Inc.	85,437	989
*,^	iBio Inc.	910,926	966
*,^	VolitionRX Ltd.	309,556	963
*	EyePoint Pharmaceuticals Inc.	937,334	956
*	Clearside Biomedical Inc.	556,949	947
*	Fortress Biotech Inc	488,248	923
*	Checkpoint Therapeutics Inc.	606,328	916
*	ContraFect Corp.	157,165	905
*	Oncocyte Corp.	368,592	903
*	Catabasis Pharmaceuticals Inc.	216,039	897
*	Personalis Inc.	108,210	873
*,^	Tyme Technologies Inc.	763,112	839
*	Cerecor Inc.	335,944	833
*	Schrodinger Inc.	19,129	825
*,^	Vir Biotechnology Inc.	23,900	819
*,^	T2 Biosystems Inc.	1,260,915	819
*	Evofem Biosciences Inc.	153,512	817
*	Applied Genetic Technologies Corp.	248,967	817
*	Electromed Inc.	72,385	814
*,^	Venus Concept Inc.	227,801	809
*	Aldeyra Therapeutics Inc.	326,118	806
*	Akorn Inc.	1,432,556	804

*,^	Savara Inc.	376,982	799
*	Castlight Health Inc. Class B	1,102,720	797
*,^	Enochian Biosciences Inc.	265,200	796
*	Adamas Pharmaceuticals Inc.	274,226	793
*	Fulcrum Therapeutics Inc.	63,951	764
*	Precision BioSciences Inc.	124,006	748
*	Otonomy Inc.	377,846	744
*,^	Marker Therapeutics Inc.	384,300	730
*	Sesen Bio Inc.	1,292,283	724
*,^	Allied Healthcare Products Inc.	41,360	724
*,^	Ampio Pharmaceuticals Inc.	1,727,758	717
*	Millendo Therapeutics Inc.	135,657	716
*	Aravive Inc.	124,305	716
*,^	Genprex Inc.	293,690	711
*	Five Star Senior Living Inc.	254,958	709
*	Liquidia Technologies Inc.	147,990	697
*	Aptinyx Inc.	320,220	692
*	PhaseBio Pharmaceuticals Inc.	208,913	691
*	Cidara Therapeutics Inc.	277,760	689
*	Eloxx Pharmaceuticals Inc.	350,354	687
*	Organogenesis Holdings Inc. Class A	211,241	682
*	Strongbridge Biopharma plc	360,528	681
*	Cassava Sciences Inc.	163,684	673
*,^	Soliton Inc.	82,090	665
*,^	AVEO Pharmaceuticals Inc.	181,700	658
*	Sutro Biopharma Inc.	63,661	649
*	Vermillion Inc.	776,686	647
*	Trevena Inc.	1,115,403	632
*	Assertio Therapeutics Inc.	968,008	629
*	Osmotica Pharmaceuticals plc	197,678	629
*	CTI BioPharma Corp.	679,123	625
*,^	Conformis Inc.	991,093	624
*	Infinity Pharmaceuticals Inc.	727,899	610
*,^	Acorda Therapeutics Inc.	651,751	608
*	Cyclerion Therapeutics Inc.	229,038	607
*	NantHealth Inc.	374,385	595
*	Organovo Holdings Inc.	1,448,899	594
*,^	Proteostasis Therapeutics Inc.	507,408	578
*	Soleno Therapeutics Inc.	238,385	567
*,^	Aclaris Therapeutics Inc.	543,376	565
*	SCYNEXIS Inc.	707,382	552
*,^	Altimmune Inc.	165,984	533
*	PAVmed Inc.	269,025	533
*	Orgenesis Inc.	139,871	532
*	Sunesis Pharmaceuticals Inc.	1,263,683	524
*	Microbot Medical Inc.	94,041	522
*,^	Kaleido Biosciences Inc.	84,000	517
*	LogicBio Therapeutics Inc.	103,600	512
*	Genesis Healthcare Inc.	605,622	510
*	Solid Biosciences Inc.	213,039	509
*	scPharmaceuticals Inc.	67,890	502
*	Celcuity Inc.	76,715	499
*,^	cbdMD Inc.	531,586	494
*	MTBC Inc.	89,380	492
*,^	Aquestive Therapeutics Inc.	223,425	489
	Psychemedics Corp.	78,603	476
*,^	NanoViricides Inc.	82,788	475

*,^	Idera Pharmaceuticals Inc.	343,475	453
*	Avenue Therapeutics Inc.	50,589	452
*,^	Aytu BioScience Inc.	300,918	451
*	Champions Oncology Inc.	59,932	443
*,^	Neos Therapeutics Inc.	585,390	439
*	Cohbar Inc.	378,132	431
*	Aridis Pharmaceuticals Inc.	74,302	429
*,^	Advaxis Inc.	805,282	427
*	IsoRay Inc.	801,772	425
*	Genocea Biosciences Inc.	243,451	419
*,^	Heat Biologics Inc.	709,858	405
*	Hookipa Pharma Inc.	48,860	403
*	Calyxt Inc.	120,425	401
*	DiaMedica Therapeutics Inc.	142,785	400
	Merrimack Pharmaceuticals Inc.	185,083	398
*	Synlogic Inc.	226,766	390
*	Trevi Therapeutics Inc.	118,091	389
*	Zafgen Inc.	492,116	379
*	Opiant Pharmaceuticals Inc.	38,303	367
*,^	VIVUS Inc.	101,340	365
*	Tocagen Inc.	298,320	364
*	Bioanalytical Systems Inc.	111,396	363
*,^	Lumos Pharma Inc .	42,464	361
*,^	Cocrystal Pharma Inc.	489,424	347
*,^	Zosano Pharma Corp.	611,368	344
*	Corvus Pharmaceuticals Inc.	162,701	343
*,^	PolarityTE Inc.	306,870	331
*,^	Anixa Biosciences Inc.	205,784	327
*	Sensus Healthcare Inc.	130,738	327
*,^	Bellerophon Therapeutics Inc.	29,674	325
*	Neon Therapeutics Inc.	121,439	321
*,§	Alder BioPharmaceuticals CVR Exp. 12/31/2024	355,460	313
*	Cumberland Pharmaceuticals Inc.	83,401	303
*,^	Adamis Pharmaceuticals Corp.	839,238	300
*	Beam Therapeutics Inc.	16,432	296
*	Celldex Therapeutics Inc.	177,718	295
*	NeuBase Therapeutics Inc.	41,097	293
*	REVOLUTION Medicines Inc.	13,306	292
*	Biomerica Inc.	40,524	290
*	Pro-Dex Inc.	17,890	289
*,^	Onconova Therapeutics Inc.	944,318	286
*	AquaBounty Technologies Inc.	171,931	280
*,^	Bellicum Pharmaceuticals Inc.	60,267	280
*	Apollo Endosurgery Inc.	142,486	274
*	Soligenix Inc.	162,461	273
*,^	Evelo Biosciences Inc.	72,515	272
*,^	Tonix Pharmaceuticals Holding Corp.	383,084	272
*,^	Actinium Pharmaceuticals Inc.	1,395,872	271
*,^	Titan Pharmaceuticals Inc.	1,150,353	268
*,^	Leap Therapeutics Inc.	168,963	267
*	IRIDEX Corp.	164,887	265
*,^	Baudax Bio Inc.	104,376	259
*	Curis Inc.	363,068	256
*	Moleculin Biotech Inc.	414,119	252
*	Capital Senior Living Corp.	426,946	248
*	Surface Oncology Inc.	132,306	247
*	Evoke Pharma Inc.	213,137	247

*	PLx Pharma Inc.	106,697	240
*	Motus GI Holdings Inc.	343,367	231
*,^	vTv Therapeutics Inc. Class A	118,216	226
*	resTORbio Inc.	218,384	225
*	Celsion Corp.	247,628	224
*	AIM ImmunoTech Inc.	86,616	222
*	ArTara Therapeutics Inc.	9,212	217
*	ClearPoint Neuro Inc.	59,879	214
*,^	HTG Molecular Diagnostics Inc.	656,897	213
*	Eton Pharmaceuticals Inc.	51,740	212
*,^	Navidea Biopharmaceuticals Inc.	278,365	212
*	Galera Therapeutics Inc.	22,299	212
*	1Life Healthcare Inc.	11,127	202
*,^	AgeX Therapeutics Inc.	213,656	199
*	IMARA Inc.	12,213	196
*	Neuronetics Inc.	103,347	195
*	Lipocine Inc.	406,010	195
*	aTyr Pharma Inc.	69,113	194
*	Equillium Inc.	69,754	189
*	Oncternal Therapeutics Inc.	64,176	188
*	Aerpio Pharmaceuticals Inc.	339,608	187
*,^	Aethlon Medical Inc.	122,512	186
*	Black Diamond Therapeutics Inc.	7,392	184
*	Outlook Therapeutics Inc.	300,462	181
*,^	Teligent Inc.	642,232	180
*,^	VistaGen Therapeutics Inc.	405,784	179
*,^	Quorum Health Corp.	379,043	171
*	Retractable Technologies Inc.	109,240	170
*	Endologix Inc.	245,938	170
*	Alimera Sciences Inc.	44,102	169
	Kewaunee Scientific Corp.	21,515	164
*	Bio-Path Holdings Inc.	36,520	164
*	Interpace Biosciences Inc.	31,834	164
*	Allena Pharmaceuticals Inc.	166,781	161
*,^	Atossa Therapeutics Inc.	120,689	161
*,^	Pulmatrix Inc.	157,491	159
*	Spring Bank Pharmaceuticals Inc.	163,351	152
*	Caladrius Biosciences Inc.	83,015	149
*	Miragen Therapeutics Inc.	330,060	147
	Digirad Corp.	36,396	144
*,^	Novan Inc.	297,453	141
*	Adial Pharmaceuticals Inc.	106,632	139
*	Acer Therapeutics Inc.	68,311	136
*,^	OpGen Inc.	52,453	134
*	Aptevo Therapeutics Inc.	34,833	129
*,^	Biocept Inc.	482,367	128
*	Entasis Therapeutics Holdings Inc.	49,097	125
*,^	Ekso Bionics Holdings Inc.	43,997	125
*	Brickell Biotech Inc.	104,311	124
*,^	Oragenics Inc.	209,353	121
*,^	Seelos Therapeutics Inc.	239,222	117
*	Achieve Life Sciences Inc.	356,131	116
*	Tela Bio Inc.	14,664	115
*	Conatus Pharmaceuticals Inc.	362,868	113
*,^	SELLAS Life Sciences Group Inc.	63,604	110
*	AzurRx BioPharma Inc.	185,715	108
*,^	OncoSec Medical Inc.	80,495	102

*,^	Innovate Biopharmaceuticals Inc.	200,245	101
*	ImmuCell Corp.	26,496	100
*,^	Rexahn Pharmaceuticals Inc.	54,692	98
*	Eyenovia Inc.	41,215	95
*	Dare Bioscience Inc.	109,627	93
*,^	Ocugen Inc.	329,385	93
*,^	BioNano Genomics Inc.	201,373	92
*	Helius Medical Technologies Inc.	273,690	90
*	Ligand Pharmaceuticals Beta CVR	395,811	89
*	ElectroCore Inc.	90,665	86
*	RA Medical Systems Inc.	78,850	86
*,^	Cleveland BioLabs Inc.	51,060	85
*	Passage Bio Inc.	5,237	82
*	Alpine Immune Sciences Inc.	28,198	81
*	Streamline Health Solutions Inc.	92,404	79
	ProPhase Labs Inc.	41,556	79
*,^	TransEnterix Inc.	222,942	78
*	Strata Skin Sciences Inc.	83,712	75
*	Myomo Inc.	20,856	74
*,^	ENDRA Life Sciences Inc.	97,900	71
*	Hoth Therapeutics Inc.	22,779	70
*	KemPharm Inc.	309,384	70
*,^	Immunic Inc.	11,330	68
*,^	Vaccinex Inc.	16,724	67
*,^	NeuroBo Pharmaceuticals Inc.	5,193	67
*,^	Second Sight Medical Products Inc.	57,555	57
*,^	Neurotrope Inc.	67,260	55
*,^	Precipio Inc.	78,152	55
*,^	Trovagene Inc.	53,991	55
*	Tetraphase Pharmaceuticals Inc.	39,507	51
*,^	Biolase Inc.	133,881	50
*	Axcella Health Inc.	14,311	49
*,^	Armata Pharmaceuticals Inc.	15,150	47
*	EyeGate Pharmaceuticals Inc.	8,773	46
*	SCWorx Corp.	19,340	44
*	NovaBay Pharmaceuticals Inc.	70,124	42
*	Unum Therapeutics Inc.	101,693	42
*,^,§ Oncternal Therapeutics Inc. CVR		20,153	41
*	ThermoGenesis Holdings Inc.	11,794	41
*	Ideaya Biosciences Inc.	10,017	41
*	Cyclacel Pharmaceuticals Inc.	106,172	41
*	DarioHealth Corp.	5,860	41
*	SunLink Health Systems Inc.	57,952	39
*	CynergisTek Inc.	25,990	37
*	Capricor Therapeutics Inc.	29,419	35
*,^	Avinger Inc.	83,574	35
*	Dynatronics Corp.	39,566	34
*	Sonoma Pharmaceuticals Inc.	6,407	32
*,^	Obalon Therapeutics Inc.	43,043	31
*	Xtant Medical Holdings Inc.	44,170	30
*,^	Cancer Genetics Inc.	10,519	29
*	Ritter Pharmaceuticals Inc.	91,096	24
*	Tracon Pharmaceuticals Inc.	14,546	24
*,^	BioPharmX Corp.	74,852	23
*	Cellectar Biosciences Inc.	16,755	21
*,§	Cerecor Inc. CVR Exp. 02/04/2022	631,947	21
*	Senestech Inc.	9,545	20

*,^	Milestone Scientific Inc.	14,669	18
*,^	Predictive Oncology Inc.	11,604	18
*	Citius Pharmaceuticals Inc.	28,963	17
*	Regional Health Properties Inc.	11,594	16
*,^	ARCA biopharma Inc.	5,604	15
*	Regulus Therapeutics Inc.	32,503	15
*	Novus Therapeutics Inc.	37,690	15
*	Flex Pharma Inc. Rights	119,407	15
*,^	Jaguar Health Inc.	30,283	15
*,§	Ambit Biosciences Corp. CVR	22,388	13
*	Akers Biosciences Inc.	5,991	13
*	NanoVibronix Inc.	5,700	12
*	Ligand Pharmaceuticals Glucagon CVR	395,811	12
*	PDS Biotechnology Corp.	14,707	11
*,^	Yield10 Bioscience Inc.	2,584	10
*	American Shared Hospital Services	5,681	9
*	Diffusion Pharmaceuticals Inc.	27,343	9
*	Aileron Therapeutics Inc.	24,778	8
*	Imac Holdings Inc.	3,586	7
*	Tenax Therapeutics Inc.	12,200	7
*	CHF Solutions Inc.	15,757	7
*	Edesa Biotech Inc.	2,900	6
*	Synthetic Biologics Inc.	18,146	6
*	Seneca Biopharma Inc.	8,277	5
*	InVivo Therapeutics Holdings Corp.	2,864	5
*	InspireMD Inc.	7,471	5
*,^	Viveve Medical Inc.	5,706	4
*	Plus Therapeutics Inc.	2,089	4
*	Ligand Pharmaceuticals Roche CVR	395,811	4
*	Salarius Pharmaceuticals Inc.	4,776	3
*	Hepion Pharmaceuticals Inc.	1,446	3
*	SiNtx Technologies Inc.	6,221	2
*	Micron Solutions Inc.	1,204	2
*,^	Xenetic Biosciences Inc.	2,950	2
*	NeuroMetrix Inc.	1,190	1
*,§	Gemphire Therapeutics Inc. CVR	129,871	1
*	Ligand Pharmaceuticals General CVR	395,811	1
*	Phio Pharmaceuticals Corp.	481	1
*,§	Alexion Pharmaceuticals, Inc. CVR Exp. 06/29/2024	374	—
*,§	Clinical Data CVR	131,308	—
*,^	Nobilis Health Corp.	49,611	—
*,§	Adolor Corp. Rights	596,841	—
*	Advaxis Inc. Warrants Exp. 09/11/2024	47,130	—
			8,512,367
Industrials (12.8%)
*	CoStar Group Inc.	522,717	306,945
	TransUnion	2,683,462	177,591
*	Teledyne Technologies Inc.	520,604	154,760
	Graco Inc.	2,375,617	115,764
	Carlisle Cos. Inc.	808,724	101,317
	Toro Co.	1,520,694	98,982
	Nordson Corp.	729,620	98,550
*	WABCO Holdings Inc.	726,982	98,179
	Lennox International Inc.	499,341	90,775
	Hubbell Inc.	773,216	88,719
*	Generac Holdings Inc.	892,946	83,196
*	Uber Technologies Inc.	2,918,109	81,474

*,^	Lyft Inc. Class A	2,902,436	77,930
	Watsco Inc.	465,586	73,577
	Donaldson Co. Inc.	1,804,213	69,697
*	HD Supply Holdings Inc.	2,359,334	67,076
*	Aecom	2,240,527	66,880
*	Trex Co. Inc.	831,586	66,643
	BWX Technologies Inc.	1,358,776	66,186
*	Sensata Technologies Holding plc	2,264,481	65,511
	HEICO Corp. Class A	1,013,165	64,741
*	FTI Consulting Inc.	537,029	64,320
*	XPO Logistics Inc.	1,317,273	64,217
*	Stericycle Inc.	1,301,089	63,207
	Oshkosh Corp.	967,661	62,250
	Lincoln Electric Holdings Inc.	871,316	60,121
	Owens Corning	1,545,987	60,000
*	Axon Enterprise Inc.	846,759	59,925
	Knight-Swift Transportation Holdings Inc.	1,752,994	57,498
*	IAA Inc.	1,906,304	57,113
	ITT Inc.	1,248,249	56,621
*	Mercury Systems Inc.	792,907	56,566
	Curtiss-Wright Corp.	609,334	56,309
	Allison Transmission Holdings Inc.	1,696,652	55,328
	Tetra Tech Inc.	780,042	55,087
	Armstrong World Industries Inc.	690,746	54,859
	Landstar System Inc.	560,033	53,685
	Exponent Inc.	740,483	53,248
	MSA Safety Inc.	509,014	51,512
	EMCOR Group Inc.	799,737	49,040
	Acuity Brands Inc.	562,950	48,222
	Woodward Inc.	802,903	47,725
*	Middleby Corp.	798,758	45,433
	Hexcel Corp.	1,201,053	44,667
	ManpowerGroup Inc.	839,461	44,483
	HEICO Corp.	589,451	43,979
*	SiteOne Landscape Supply Inc.	591,743	43,564
*	Aerojet Rocketdyne Holdings Inc.	1,034,060	43,255
	AGCO Corp.	892,111	42,152
*	RBC Bearings Inc.	357,605	40,334
	Rexnord Corp.	1,740,219	39,451
*	Clean Harbors Inc.	732,709	37,617
	nVent Electric plc	2,216,087	37,385
	Brink's Co.	714,566	37,193
*	Kirby Corp.	852,525	37,059
*	JetBlue Airways Corp.	4,111,324	36,796
	Regal Beloit Corp.	582,045	36,640
	Crane Co.	725,453	35,678
	Simpson Manufacturing Co. Inc.	574,422	35,603
	Spirit AeroSystems Holdings Inc. Class A	1,476,461	35,332
	MSC Industrial Direct Co. Inc. Class A	640,614	35,215
	John Bean Technologies Corp.	452,278	33,591
	Watts Water Technologies Inc. Class A	394,467	33,392
	Amerco	114,865	33,374
*	Advanced Disposal Services Inc.	1,014,103	33,263
	UniFirst Corp.	219,508	33,165
	Air Lease Corp.	1,493,263	33,061
	Universal Forest Products Inc.	874,011	32,504
	Valmont Industries Inc.	305,102	32,335

	Brady Corp. Class A	714,207	32,232
	Timken Co.	963,777	31,169
	GATX Corp.	496,850	31,083
	EnerSys	601,130	29,768
*	Proto Labs Inc.	380,006	28,930
	Barnes Group Inc.	681,586	28,511
	ESCO Technologies Inc.	369,820	28,073
	AAON Inc.	580,952	28,072
*	MasTec Inc.	857,552	28,068
	Macquarie Infrastructure Corp.	1,105,878	27,923
	Arcosa Inc.	690,575	27,443
*	Saia Inc.	370,109	27,218
*	ASGN Inc.	751,460	26,542
	Franklin Electric Co. Inc.	552,002	26,016
	Healthcare Services Group Inc.	1,061,799	25,388
	Applied Industrial Technologies Inc.	552,162	25,245
*	Casella Waste Systems Inc.	633,154	24,731
	Federal Signal Corp.	868,878	23,703
*	TriNet Group Inc.	627,926	23,648
*	Colfax Corp.	1,190,702	23,576
	Moog Inc. Class A	459,826	23,235
	ABM Industries Inc.	950,404	23,152
	Werner Enterprises Inc.	633,294	22,963
	Trinity Industries Inc.	1,394,119	22,403
	KAR Auction Services Inc.	1,837,323	22,048
	Kennametal Inc.	1,181,652	22,002
	Advanced Drainage Systems Inc.	739,340	21,766
*	Hub Group Inc. Class A	478,254	21,746
*	Univar Solutions Inc.	1,972,919	21,150
	Albany International Corp.	439,000	20,778
*	SPX Corp.	634,229	20,701
	Forward Air Corp.	402,878	20,406
	Hillenbrand Inc.	1,058,688	20,232
*	Builders FirstSource Inc.	1,646,997	20,143
	Ryder System Inc.	755,370	19,972
	Insperity Inc.	534,258	19,928
*	Gibraltar Industries Inc.	457,966	19,656
	Mueller Industries Inc.	818,446	19,594
	Triton International Ltd.	749,635	19,393
	Korn Ferry	785,604	19,106
	Comfort Systems USA Inc.	517,288	18,907
*	AeroVironment Inc.	310,072	18,902
	SkyWest Inc.	717,985	18,804
	Matson Inc.	609,506	18,663
	Herman Miller Inc.	840,038	18,649
	ICF International Inc.	270,530	18,585
	Cubic Corp.	448,649	18,534
*,^	Cimpress plc	346,993	18,460
	McGrath RentCorp	351,424	18,408
	Mueller Water Products Inc. Class A	2,259,159	18,096
*	Kratos Defense & Security Solutions Inc.	1,295,047	17,923
*	SPX FLOW Inc.	610,844	17,360
*,^	Virgin Galactic Holdings Inc.	1,146,667	16,948
*	BMC Stock Holdings Inc.	954,467	16,923
*	Masonite International Corp.	353,214	16,760
	Mobile Mini Inc.	626,753	16,440
*	CBIZ Inc.	785,605	16,435

*	Beacon Roofing Supply Inc.	980,469	16,217
	Altra Industrial Motion Corp.	918,426	16,063
	Helios Technologies Inc.	416,078	15,778
	HNI Corp.	618,525	15,581
*	Air Transport Services Group Inc.	851,207	15,560
	Deluxe Corp.	595,604	15,444
*	Navistar International Corp.	933,564	15,394
	Kaman Corp.	399,588	15,372
	Allegiant Travel Co.	187,729	15,356
*	TriMas Corp.	656,736	15,171
	Tennant Co.	261,208	15,137
*	Huron Consulting Group Inc.	329,958	14,967
*	Chart Industries Inc.	511,181	14,814
	Covanta Holding Corp.	1,701,852	14,551
	CSW Industrials Inc.	219,797	14,254
*	Atkore International Group Inc.	667,240	14,059
	Lindsay Corp.	153,408	14,049
	Fluor Corp.	2,007,684	13,873
*	Meritor Inc.	1,046,517	13,866
	Rush Enterprises Inc. Class A	429,568	13,712
	Terex Corp.	932,327	13,388
*	WESCO International Inc.	584,647	13,359
*,^	Plug Power Inc.	3,760,927	13,314
	Enerpac Tool Group Corp. Class A	763,179	12,631
	Steelcase Inc. Class A	1,276,999	12,604
*	Spirit Airlines Inc.	972,208	12,532
	Encore Wire Corp.	296,928	12,468
	Heartland Express Inc.	667,982	12,404
*	Evoqua Water Technologies Corp.	1,096,496	12,292
	Alamo Group Inc.	138,392	12,286
	Kadant Inc.	164,586	12,286
	EnPro Industries Inc.	299,279	11,845
*	Vicor Corp.	264,510	11,781
	Marten Transport Ltd.	567,425	11,644
*	Dycom Industries Inc.	450,469	11,555
	Douglas Dynamics Inc.	325,200	11,548
	Astec Industries Inc.	325,237	11,374
*	Sunrun Inc.	1,116,961	11,281
*	Avis Budget Group Inc.	806,656	11,213
	US Ecology Inc.	368,584	11,205
	Matthews International Corp. Class A	447,242	10,819
	Raven Industries Inc.	508,387	10,793
	AZZ Inc.	377,843	10,625
	Granite Construction Inc.	670,587	10,179
	Primoris Services Corp.	638,657	10,155
*	American Woodmark Corp.	221,280	10,084
*	Welbilt Inc.	1,887,109	9,681
*	GMS Inc.	602,486	9,477
*	Atlas Air Worldwide Holdings Inc.	369,180	9,477
*	JELD-WEN Holding Inc.	966,421	9,403
	Schneider National Inc. Class B	482,777	9,337
	Maxar Technologies Inc.	852,506	9,105
	Patrick Industries Inc.	321,474	9,053
*	Hertz Global Holdings Inc.	1,432,787	8,855
	Standex International Corp.	180,625	8,854
*	Parsons Corp.	275,977	8,820
	Columbus McKinnon Corp.	346,205	8,655

*	Resideo Technologies Inc.	1,758,700	8,512
	AAR Corp.	469,346	8,336
	Greenbrier Cos. Inc.	468,733	8,315
*	NOW Inc.	1,573,987	8,122
*	Construction Partners Inc. Class A	476,680	8,051
	Apogee Enterprises Inc.	385,903	8,034
*	WillScot Corp.	777,974	7,881
	Griffon Corp.	617,482	7,811
*	Harsco Corp.	1,120,411	7,809
*	Aegion Corp.	434,637	7,793
*	Great Lakes Dredge & Dock Corp.	938,016	7,786
	Gorman-Rupp Co.	248,790	7,765
	Knoll Inc.	705,082	7,276
	Kforce Inc.	282,421	7,221
*	PGT Innovations Inc.	857,680	7,196
	ACCO Brands Corp.	1,420,247	7,172
*	Herc Holdings Inc.	347,659	7,113
*	Thermon Group Holdings Inc.	466,761	7,034
	Hawaiian Holdings Inc.	664,136	6,934
*	TrueBlue Inc.	543,123	6,930
*	Echo Global Logistics Inc.	403,714	6,895
	Ennis Inc.	366,680	6,886
	Argan Inc.	198,858	6,875
*	Vectrus Inc.	165,595	6,857
*	SP Plus Corp.	325,923	6,763
	H&E Equipment Services Inc.	453,909	6,663
*	TPI Composites Inc.	450,686	6,661
^	ADT Inc.	1,516,903	6,553
	GrafTech International Ltd.	804,681	6,534
*	MYR Group Inc.	248,486	6,508
	Interface Inc.	842,038	6,366
	Kimball International Inc. Class B	533,024	6,348
	ArcBest Corp.	361,357	6,331
	Heidrick & Struggles International Inc.	276,250	6,216
	Viad Corp.	291,349	6,185
*	NV5 Global Inc.	146,791	6,061
	Kelly Services Inc. Class A	472,238	5,993
	Spartan Motors Inc.	456,562	5,894
*	Upwork Inc.	909,837	5,868
	Hyster-Yale Materials Handling Inc.	146,369	5,868
	Wabash National Corp.	775,192	5,597
	National Presto Industries Inc.	75,251	5,329
*	Gates Industrial Corp. plc	684,212	5,049
	Quanex Building Products Corp.	498,313	5,023
	Pitney Bowes Inc.	2,453,969	5,006
*	BrightView Holdings Inc.	450,288	4,980
	Resources Connection Inc.	452,049	4,959
*	MRC Global Inc.	1,157,674	4,932
	Miller Industries Inc.	174,282	4,929
	Triumph Group Inc.	721,027	4,874
*	Ameresco Inc. Class A	275,280	4,688
*	Forrester Research Inc.	157,068	4,591
*,^	FuelCell Energy Inc.	3,018,703	4,558
*	Manitowoc Co. Inc.	515,857	4,385
	Barrett Business Services Inc.	109,704	4,349
	Systemax Inc.	230,714	4,091
*	Tutor Perini Corp.	580,529	3,901

*	Ducommun Inc.	156,787	3,896
	Park Aerospace Corp.	306,768	3,865
*,^	Energy Recovery Inc.	507,175	3,773
*	Sterling Construction Co. Inc.	395,261	3,755
	Insteel Industries Inc.	276,381	3,662
	CRA International Inc.	104,051	3,476
*	CAI International Inc.	242,843	3,434
*	CIRCOR International Inc.	291,764	3,393
*	Northwest Pipe Co.	150,979	3,359
	Powell Industries Inc.	128,826	3,307
	Omega Flex Inc.	38,615	3,259
*	Willdan Group Inc.	151,199	3,231
*	Team Inc.	473,997	3,081
*	Astronics Corp.	333,425	3,061
*	Cornerstone Building Brands Inc.	642,786	2,931
*	DXP Enterprises Inc.	237,190	2,908
*	Lawson Products Inc.	108,776	2,906
*	Heritage-Crystal Clean Inc.	174,578	2,835
*,^	Vivint Solar Inc.	639,398	2,794
	Allied Motion Technologies Inc.	113,630	2,693
*	Foundation Building Materials Inc.	257,827	2,653
	Park-Ohio Holdings Corp.	135,308	2,563
*	Blue Bird Corp.	230,622	2,521
	Hurco Cos. Inc.	85,477	2,487
*	Titan Machinery Inc.	283,187	2,461
*	Franklin Covey Co.	147,917	2,299
*	CECO Environmental Corp.	466,889	2,180
*	PICO Holdings Inc.	275,713	2,145
*,^	Eagle Bulk Shipping Inc.	1,156,331	2,139
*	Transcat Inc.	78,204	2,072
	VSE Corp.	126,237	2,069
*	Radiant Logistics Inc.	526,477	2,037
*	IES Holdings Inc.	108,179	1,909
*	Acacia Research Corp.	812,139	1,803
	Graham Corp.	137,367	1,772
*,^	Bloom Energy Corp. Class A	330,685	1,729
*	Lydall Inc.	264,918	1,711
	Preformed Line Products Co.	33,964	1,692
	REV Group Inc.	403,834	1,684
	Universal Logistics Holdings Inc.	126,422	1,656
	Eastern Co.	83,819	1,634
*	Covenant Transportation Group Inc. Class A	187,559	1,626
*	LB Foster Co. Class A	128,097	1,583
*	Veritiv Corp.	189,376	1,488
*	General Finance Corp.	238,390	1,488
*	American Superconductor Corp.	271,325	1,487
*,^	Red Violet Inc.	82,596	1,487
	Genco Shipping & Trading Ltd.	220,990	1,419
*	GP Strategies Corp.	205,507	1,338
	LSI Industries Inc.	349,060	1,319
*	Orion Energy Systems Inc.	348,933	1,291
*	Mesa Air Group Inc.	382,180	1,257
*,^	Alpha Pro Tech Ltd.	103,209	1,247
*	Gencor Industries Inc.	115,798	1,216
*	Orion Group Holdings Inc.	461,407	1,200
*	Concrete Pumping Holdings Inc.	414,814	1,186
*	Daseke Inc.	844,062	1,182

^	Briggs & Stratton Corp.	638,583	1,156
	Quad/Graphics Inc.	456,675	1,151
	Rush Enterprises Inc. Class B	37,409	1,141
	Titan International Inc.	732,490	1,135
*	Mistras Group Inc.	261,576	1,114
	NN Inc.	638,344	1,104
*	Willis Lease Finance Corp.	41,290	1,098
*,^	EVI Industries Inc.	66,865	1,055
*,^	LiqTech International Inc.	244,091	1,047
*	US Xpress Enterprises Inc. Class A	306,980	1,025
*	PAM Transportation Services Inc.	33,178	1,020
	RR Donnelley & Sons Co.	1,046,134	1,003
*,^	ExOne Co.	146,250	935
	BG Staffing Inc.	122,263	915
*	Twin Disc Inc.	130,235	909
*	Hill International Inc.	611,000	886
*,^	HC2 Holdings Inc.	568,794	882
*	Goldfield Corp.	302,912	860
*,^	YRC Worldwide Inc.	500,151	840
*	Manitex International Inc.	197,034	814
*	Ultralife Corp.	137,561	715
*	InnerWorkings Inc.	579,995	679
*	Mastech Digital Inc.	52,702	677
*,^	BlueLinx Holdings Inc.	136,061	673
*	Nesco Holdings Inc.	198,846	652
*	Commercial Vehicle Group Inc.	414,106	625
*	Mayville Engineering Co. Inc.	94,477	579
*	Houston Wire & Cable Co.	241,458	529
	Acme United Corp.	25,248	512
*,^	Babcock & Wilcox Enterprises Inc.	471,200	481
*	Perma-Fix Environmental Services	86,926	453
	ARC Document Solutions Inc.	549,008	445
*	Rekor Systems Inc.	118,364	438
*	DLH Holdings Corp.	98,035	413
	NL Industries Inc.	135,037	402
	Pangaea Logistics Solutions Ltd.	198,063	396
*	Perma-Pipe International Holdings Inc.	63,262	393
*	Innovative Solutions & Support Inc.	116,655	372
*	Armstrong Flooring Inc.	252,356	361
*	USA Truck Inc.	113,813	361
*,^	Aqua Metals Inc.	792,756	357
*,^	Hudson Technologies Inc.	511,921	353
*	Virco Manufacturing Corp.	163,028	342
*	CPI Aerostructures Inc.	150,962	340
*	Performant Financial Corp.	352,668	317
*	Taylor Devices Inc.	36,095	310
*,^	Infrastructure and Energy Alternatives Inc.	144,791	291
*,^	Odyssey Marine Exploration Inc.	84,811	284
*	AMREP Corp.	56,720	272
*	Jewett-Cameron Trading Co. Ltd.	47,428	257
*,^	Energous Corp.	321,608	239
*,^	India Globalization Capital Inc.	454,110	222
*	Tecogen Inc.	235,717	219
*	FreightCar America Inc.	208,190	194
*	Broadwind Energy Inc.	137,005	192
*	Air T Inc.	14,989	190
*	Huttig Building Products Inc.	247,746	173

*,^	Akerna Corp.	31,806	163
	Hudson Global Inc.	18,306	157
*	Astrotech Corp.	58,922	153
*	Charah Solutions Inc.	86,291	148
*	LS Starrett Co. Class A	44,550	144
	Servotronics Inc.	19,902	135
	Patriot Transportation Holding Inc.	13,915	131
*,^	Roadrunner Transportation Systems Inc.	50,179	128
*,^,§ FTE Networks Inc.		82,837	124
*	Air Industries Group	108,223	115
*	RCM Technologies Inc.	90,641	113
*,^	Capstone Turbine Corp.	91,048	109
	Espey Manufacturing & Electronics Corp.	5,392	98
*	Fuel Tech Inc.	210,035	84
*	Volt Information Sciences Inc.	99,718	81
*	SIFCO Industries Inc.	33,067	73
	Chicago Rivet & Machine Co.	2,905	62
*	Lightbridge Corp.	24,698	48
	CompX International Inc.	2,808	43
*,^	DPW Holdings Inc.	53,961	38
*	Limbach Holdings Inc.	13,289	38
*	MICT Inc.	48,420	36
*	Avalon Holdings Corp. Class A	25,600	33
*	Polar Power Inc.	26,498	32
*	Pioneer Power Solutions Inc.	17,498	27
*	Document Security Systems Inc.	130,507	26
*	BioHiTech Global Inc.	19,881	24
*	HireQuest Inc.	3,536	21
*	Energy Focus Inc.	63,555	21
*	Sigma Labs Inc.	7,054	19
*,^	Ideal Power Inc.	9,571	18
*	AgEagle Aerial Systems Inc.	37,367	15
*	Sunworks Inc.	35,817	13
	Staffing 360 Solutions Inc.	31,036	11
*	AIkido Pharma Inc.	20,740	10
*	Continental Materials Corp.	1,122	10
*	GEE Group Inc.	27,339	10
*	VirTra Inc.	3,900	9
*	Art's-Way Manufacturing Co. Inc.	4,243	9
*	Ocean Power Technologies Inc.	18,163	7
*	ShiftPixy Inc.	1,164	6
*	Quest Resource Holding Corp.	4,835	6
*	SG Blocks Inc.	591	5
*	JanOne Inc.	2,300	5
*,§	Recycling Asset Holdings Inc.	43,054	5
*	Air T Inc. Warrants Exp. 06/07/2020	36,997	3
*	AeroCentury Corp.	800	1
			6,826,648
Information Technology (19.4%)
*	Workday Inc. Class A	2,199,507	286,420
*	Square Inc.	4,889,286	256,101
*	Splunk Inc.	1,982,718	250,279
*	Palo Alto Networks Inc.	1,396,756	229,012
*	RingCentral Inc. Class A	1,070,526	226,855
	Marvell Technology Group Ltd.	9,515,566	215,337
*	Okta Inc.	1,604,378	196,151
*	Tyler Technologies Inc.	555,935	164,868

*	DocuSign Inc. Class A	1,783,850	164,828
*	EPAM Systems Inc.	784,701	145,688
*	GoDaddy Inc. Class A	2,524,926	144,199
*	Twilio Inc.	1,577,477	141,168
	SS&C Technologies Holdings Inc.	3,135,168	137,383
	Booz Allen Hamilton Holding Corp.	2,001,016	137,350
*,^	VMware Inc. Class A	1,124,960	136,233
	Teradyne Inc.	2,390,499	129,493
*	Fair Isaac Corp.	413,333	127,178
*	Coupa Software Inc.	897,092	125,351
*	Black Knight Inc.	2,134,019	123,901
	Cypress Semiconductor Corp.	5,263,785	122,751
*	Trimble Inc.	3,557,996	113,251
*	Trade Desk Inc. Class A	568,686	109,756
	Cognex Corp.	2,440,152	103,023
*	Zendesk Inc.	1,599,933	102,412
	Monolithic Power Systems Inc.	576,526	96,545
*	Guidewire Software Inc.	1,177,794	93,411
*	Aspen Technology Inc.	973,876	92,586
*	PTC Inc.	1,483,098	90,780
*	Ciena Corp.	2,207,012	87,861
*	Dell Technologies Inc. Class C	2,210,049	87,407
	Entegris Inc.	1,927,607	86,299
*	Proofpoint Inc.	805,548	82,641
*	Lumentum Holdings Inc.	1,102,579	81,260
	Universal Display Corp.	605,241	79,759
*	HubSpot Inc.	574,117	76,467
*	CACI International Inc. Class A	357,340	75,452
*	ON Semiconductor Corp.	5,858,201	72,876
*	Ceridian HCM Holding Inc.	1,438,564	72,029
*	Avalara Inc.	938,561	70,017
*	MongoDB Inc.	497,555	67,936
*	Nuance Communications Inc.	4,034,214	67,694
*	Five9 Inc.	872,090	66,680
*	Alteryx Inc. Class A	695,250	66,167
*	Euronet Worldwide Inc.	770,260	66,027
*	Tech Data Corp.	504,292	65,987
*	WEX Inc.	617,445	64,554
	Genpact Ltd.	2,194,375	64,076
	MKS Instruments Inc.	777,995	63,368
*	Arrow Electronics Inc.	1,161,030	60,223
*	RealPage Inc.	1,137,299	60,197
	LogMeIn Inc.	695,218	57,898
*	SolarEdge Technologies Inc.	694,842	56,894
	CDK Global Inc.	1,731,268	56,872
*	Zscaler Inc.	931,477	56,690
*	Dropbox Inc. Class A	3,076,254	55,680
	National Instruments Corp.	1,682,512	55,658
*	Cree Inc.	1,537,099	54,506
*	Cirrus Logic Inc.	824,735	54,127
*	Smartsheet Inc. Class A	1,291,383	53,605
*	Zoom Video Communications Inc. Class A	365,921	53,468
	MAXIMUS Inc.	911,969	53,077
*	Silicon Laboratories Inc.	619,180	52,884
	Science Applications International Corp.	700,550	52,282
*	Inphi Corp.	652,029	51,621
*	Everbridge Inc.	482,057	51,272

Dolby Laboratories Inc. Class A	914,600	49,580
J2 Global Inc.	659,914	49,395
Jabil Inc.	1,985,423	48,802
Cabot Microelectronics Corp.	415,992	47,481
Littelfuse Inc.	348,232	46,461
* Manhattan Associates Inc.	911,209	45,396
* Paylocity Holding Corp.	512,937	45,303
SYNNEX Corp.	582,775	42,601
KBR Inc.	2,023,065	41,837
* Qualys Inc.	474,997	41,320
* Verint Systems Inc.	951,203	40,902
* Envestnet Inc.	749,631	40,315
* Novanta Inc.	503,946	40,255
* ACI Worldwide Inc.	1,649,690	39,840
* Pure Storage Inc. Class A	3,213,054	39,521
* First Solar Inc.	1,082,107	39,021
Blackbaud Inc.	701,516	38,969
Pegasystems Inc.	546,165	38,903
* Anixter International Inc.	427,942	37,603
* Q2 Holdings Inc.	627,407	37,055
Power Integrations Inc.	418,994	37,010
* Anaplan Inc.	1,222,331	36,988
* Viavi Solutions Inc.	3,283,108	36,804
* Coherent Inc.	345,423	36,756
* Enphase Energy Inc.	1,136,044	36,683
Avnet Inc.	1,428,803	35,863
Perspecta Inc.	1,961,139	35,771
* Acacia Communications Inc.	532,445	35,770
* II-VI Inc.	1,242,476	35,411
* Semtech Corp.	943,844	35,394
CoreLogic Inc.	1,135,463	34,677
* Lattice Semiconductor Corp.	1,903,328	33,917
* Nutanix Inc.	2,086,987	32,974
* New Relic Inc.	712,095	32,927
* Teradata Corp.	1,600,618	32,797
* FireEye Inc.	3,092,740	32,721
* Blackline Inc.	611,669	32,180
* NCR Corp.	1,814,425	32,115
* LiveRamp Holdings Inc.	966,449	31,816
Brooks Automation Inc.	1,033,422	31,519
* Dynatrace Inc.	1,283,979	30,610
* Box Inc.	2,138,728	30,028
* ViaSat Inc.	823,239	29,571
* Fabrinet	529,892	28,911
* Itron Inc.	504,545	28,169
ManTech International Corp. Class A	384,179	27,918
* Varonis Systems Inc.	434,671	27,676
* Cloudera Inc.	3,515,018	27,663
* Synaptics Inc.	476,851	27,595
Vishay Intertechnology Inc.	1,890,906	27,248
* Sanmina Corp.	998,745	27,246
* Rapid7 Inc.	628,611	27,238
* Advanced Energy Industries Inc.	547,758	26,561
* Elastic NV	464,796	25,940
* ExlService Holdings Inc.	485,229	25,246
* CommScope Holding Co. Inc.	2,767,656	25,213
* Rogers Corp.	265,803	25,097

	Ubiquiti Inc.	175,912	24,906
*	CommVault Systems Inc.	598,155	24,213
*	Diodes Inc.	590,747	24,005
*	Cornerstone OnDemand Inc.	753,862	23,935
*	SPS Commerce Inc.	499,757	23,244
	Sabre Corp.	3,906,197	23,164
*	Appfolio Inc.	207,594	23,033
*	Plexus Corp.	415,851	22,689
	Badger Meter Inc.	419,262	22,472
*	NetScout Systems Inc.	935,982	22,155
	NIC Inc.	954,625	21,956
*	Fitbit Inc.	3,271,568	21,789
*	Ambarella Inc.	448,567	21,782
*	FormFactor Inc.	1,078,445	21,666
*	Insight Enterprises Inc.	509,622	21,470
*	EchoStar Corp. Class A	660,903	21,129
*	Onto Innovation Inc.	702,327	20,838
	Progress Software Corp.	636,145	20,357
*	Alarm.com Holdings Inc.	520,585	20,256
*	LivePerson Inc.	882,226	20,071
	InterDigital Inc.	449,299	20,052
	Belden Inc.	554,160	19,994
	KEMET Corp.	826,809	19,976
*	8x8 Inc.	1,438,875	19,943
*	Bottomline Technologies DE Inc.	542,401	19,879
*,^	Appian Corp. Class A	489,788	19,704
	CSG Systems International Inc.	467,430	19,562
	EVERTEC Inc.	852,593	19,379
*	2U Inc.	907,424	19,256
	Kulicke & Soffa Industries Inc.	912,035	19,034
*	SailPoint Technologies Holding Inc.	1,211,546	18,440
*	Rambus Inc.	1,603,985	17,804
*	Workiva Inc.	541,538	17,508
*	SVMK Inc.	1,295,586	17,503
*	ForeScout Technologies Inc.	551,449	17,420
*	PROS Holdings Inc.	552,950	17,158
*	OSI Systems Inc.	244,677	16,863
*	Slack Technologies Inc. Class A	625,837	16,797
*	Knowles Corp.	1,239,301	16,582
*	Crowdstrike Holdings Inc. Class A	297,384	16,558
*	Sykes Enterprises Inc.	555,400	15,062
*	SolarWinds Corp.	944,153	14,795
*	Altair Engineering Inc.	552,554	14,643
*	TTM Technologies Inc.	1,410,135	14,581
*,^	Datadog Inc. Class A	394,311	14,187
	Methode Electronics Inc.	536,144	14,170
*	MicroStrategy Inc.	117,167	13,837
*	Yext Inc.	1,347,951	13,736
*	Cloudflare Inc. Class A	579,916	13,616
*	Verra Mobility Corp. Class A	1,870,788	13,357
*	Tenable Holdings Inc.	610,531	13,346
*	3D Systems Corp.	1,694,886	13,068
*	Pluralsight Inc. Class A	1,180,427	12,961
	TiVo Corp.	1,826,116	12,929
*	Perficient Inc.	465,018	12,597
*	MACOM Technology Solutions Holdings Inc.	659,462	12,484
*	ePlus Inc.	196,845	12,326

	Switch Inc.	844,576	12,187
*	Virtusa Corp.	424,745	12,063
*	Infinera Corp.	2,248,642	11,918
*	Amkor Technology Inc.	1,514,112	11,795
	CTS Corp.	466,818	11,619
*	FARO Technologies Inc.	255,892	11,387
*	MaxLinear Inc.	949,425	11,080
	Benchmark Electronics Inc.	545,313	10,901
*	Cardtronics plc Class A	515,200	10,778
*	Avaya Holdings Corp.	1,328,055	10,744
	Xperi Corp.	717,947	9,987
*	Photronics Inc.	966,323	9,914
*	NETGEAR Inc.	428,136	9,779
*	Limelight Networks Inc.	1,691,133	9,639
	TTEC Holdings Inc.	257,313	9,449
*	Evo Payments Inc. Class A	600,293	9,185
*	Unisys Corp.	740,143	9,141
*	Axcelis Technologies Inc.	471,645	8,636
*	OneSpan Inc.	474,495	8,612
*	Model N Inc.	383,969	8,528
*	Upland Software Inc.	305,203	8,186
*	Cerence Inc.	523,836	8,067
*	Zuora Inc. Class A	998,161	8,035
*	CEVA Inc.	320,721	7,996
*	Ultra Clean Holdings Inc.	571,505	7,887
*	Harmonic Inc.	1,365,779	7,867
*	ScanSource Inc.	359,757	7,695
	Cohu Inc.	596,710	7,387
*	Veeco Instruments Inc.	717,298	6,865
	PC Connection Inc.	163,742	6,748
	QAD Inc. Class A	162,270	6,479
	Cass Information Systems Inc.	182,309	6,410
*,^	SunPower Corp. Class A	1,244,164	6,308
*	Ichor Holdings Ltd.	323,462	6,198
	American Software Inc.	430,051	6,111
*	Repay Holdings Corp.	424,359	6,090
	MTS Systems Corp.	261,789	5,890
*	Conduent Inc.	2,343,163	5,741
	ADTRAN Inc.	728,847	5,598
*	Extreme Networks Inc.	1,779,880	5,500
*	A10 Networks Inc.	866,788	5,383
*	Calix Inc.	740,851	5,245
	Hackett Group Inc.	406,485	5,171
*,^	VirnetX Holding Corp.	903,261	4,941
*	nLight Inc.	469,272	4,923
*	PDF Solutions Inc.	418,962	4,910
*	Medallia Inc.	243,507	4,880
*	Rosetta Stone Inc.	347,531	4,872
*	Agilysys Inc.	290,963	4,859
*	MobileIron Inc.	1,278,500	4,858
	Ebix Inc.	319,901	4,856
*,^	Inseego Corp.	768,058	4,785
	Plantronics Inc.	474,671	4,775
	Comtech Telecommunications Corp.	358,951	4,770
*	Mitek Systems Inc.	579,876	4,569
*	SMART Global Holdings Inc.	187,546	4,557
*	DSP Group Inc.	328,985	4,408

*	NeoPhotonics Corp.	592,986	4,299
*	Adesto Technologies Corp.	380,061	4,253
*	I3 Verticals Inc. Class A	213,251	4,071
*	Digi International Inc.	425,847	4,063
*	Digital Turbine Inc.	926,188	3,992
*	Vishay Precision Group Inc.	195,242	3,920
	NVE Corp.	75,267	3,916
*	Diebold Nixdorf Inc.	1,102,382	3,880
*	Ribbon Communications Inc.	1,272,765	3,856
*	ACM Research Inc. Class A	130,129	3,853
*	Brightcove Inc.	550,549	3,837
*	Benefitfocus Inc.	419,226	3,735
*,^	Impinj Inc.	219,344	3,665
*,^	Ping Identity Holding Corp.	181,497	3,634
*	Fastly Inc. Class A	188,239	3,573
*	Kimball Electronics Inc.	324,574	3,544
*	Zix Corp.	818,315	3,527
*	International Money Express Inc.	370,715	3,385
*,^	GTT Communications Inc.	422,409	3,358
*	Avid Technology Inc.	497,953	3,351
*	Telaria Inc.	535,398	3,212
*,^	ShotSpotter Inc.	115,745	3,181
	Daktronics Inc.	578,920	2,854
*	Domo Inc.	286,173	2,845
*	ChannelAdvisor Corp.	382,728	2,779
*	Arlo Technologies Inc.	1,131,611	2,750
*	Intelligent Systems Corp.	77,856	2,646
*	Napco Security Technologies Inc.	170,512	2,587
*	Telenav Inc.	577,172	2,493
*	Immersion Corp.	460,506	2,468
*,^	Digimarc Corp.	184,253	2,405
*,^	PagerDuty Inc.	136,884	2,365
*	Endurance International Group Holdings Inc.	1,215,393	2,346
*	GTY Technology Holdings Inc.	517,335	2,338
*,^	GreenSky Inc. Class A	611,091	2,334
*	CalAmp Corp.	510,977	2,299
*	PAR Technology Corp.	167,582	2,155
*,^	Applied Optoelectronics Inc.	278,449	2,113
*,^	Akoustis Technologies Inc.	377,274	2,026
*,^	Paysign Inc.	388,568	2,005
*	eGain Corp.	266,902	1,956
*	KVH Industries Inc.	203,900	1,923
*	CyberOptics Corp.	112,360	1,922
*	Alpha & Omega Semiconductor Ltd.	291,442	1,868
	PC-Tel Inc.	276,829	1,841
*	Luna Innovations Inc.	286,196	1,760
*	Iteris Inc.	547,555	1,752
*	AXT Inc.	520,222	1,670
*	SecureWorks Corp. Class A	144,423	1,662
*	Clearfield Inc.	139,964	1,659
*	Synchronoss Technologies Inc.	539,046	1,644
*	Casa Systems Inc.	444,441	1,556
*	GSI Technology Inc.	220,551	1,535
	Bel Fuse Inc.	153,335	1,494
*	Smith Micro Software Inc.	337,727	1,422
*	Seachange International Inc.	381,581	1,419
*	Pixelworks Inc.	472,110	1,346

*	Intevac Inc.	282,964	1,157
*	Powerfleet Inc.	326,775	1,131
*,^	Asure Software Inc.	182,092	1,085
*	Genasys Inc.	329,911	1,079
*	Information Services Group Inc.	416,590	1,071
	GlobalSCAPE Inc.	147,867	1,053
*	ServiceSource International Inc.	1,197,320	1,050
*	PRGX Global Inc.	353,952	991
*	EMCORE Corp.	439,935	985
*	SharpSpring Inc.	137,815	835
*	Frequency Electronics Inc.	90,022	823
*,^	Resonant Inc.	547,008	810
*	Rimini Street Inc.	192,247	786
*	Airgain Inc.	103,786	767
*,^	Eastman Kodak Co.	427,279	739
*	Park City Group Inc.	194,170	738
*	Amtech Systems Inc.	166,221	723
*	Research Frontiers Inc.	290,116	679
	AstroNova Inc.	81,755	634
*,^	Veritone Inc.	265,283	618
*	PFSweb Inc.	204,650	614
*,^	MoneyGram International Inc.	466,181	611
*	StarTek Inc.	161,812	608
*	Computer Task Group Inc.	154,714	593
*	LGL Group Inc.	63,393	566
*	Aware Inc.	183,320	522
*	Identiv Inc.	154,044	521
*	IEC Electronics Corp.	84,880	504
*,^	Wrap Technologies Inc.	117,754	502
*	Key Tronic Corp.	153,764	447
	Richardson Electronics Ltd.	116,609	447
	CSP Inc.	63,390	443
*,^	Atomera Inc.	123,595	433
*	Lantronix Inc.	209,543	410
	TESSCO Technologies Inc.	83,660	409
*	Steel Connect Inc.	529,960	397
*	Intellicheck Inc.	115,814	393
*	DASAN Zhone Solutions Inc.	90,450	379
	Communications Systems Inc.	84,005	375
*	Data I/O Corp.	131,998	371
*	Synacor Inc.	363,282	371
	TransAct Technologies Inc.	118,987	370
*	Aviat Networks Inc.	41,586	353
*	Kopin Corp.	979,351	342
	RF Industries Ltd.	83,949	333
*	Everspin Technologies Inc.	126,537	332
*	NetSol Technologies Inc.	126,277	316
*	Issuer Direct Corp.	34,425	306
*,^	QuickLogic Corp.	104,999	298
*,^	Phunware Inc.	439,801	297
*	Aehr Test Systems	176,801	295
	QAD Inc. Class B	11,899	292
*	LightPath Technologies Inc. Class A	267,231	286
*	CUI Global Inc.	317,250	283
*,^	Riot Blockchain Inc.	312,807	261
*	WidePoint Corp.	702,924	257
*,^	Coda Octopus Group Inc.	45,539	255

*,^	MicroVision Inc.	1,472,459	254
*	Optical Cable Corp.	101,490	244
*,^	ClearSign Technologies Corp.	337,298	243
	Wayside Technology Group Inc.	18,491	237
*	Finjan Holdings Inc.	230,934	231
*	Wireless Telecom Group Inc.	233,098	221
*	Majesco	38,482	210
*	RealNetworks Inc.	280,491	205
	Network-1 Technologies Inc.	93,241	203
*	Perceptron Inc.	70,502	203
*	inTEST Corp.	75,524	201
*	ClearOne Inc.	114,463	192
*	BSQUARE Corp.	186,526	177
*	Innodata Inc.	215,507	172
*	GSE Systems Inc.	180,096	168
*	CVD Equipment Corp.	68,981	164
*	Image Sensing Systems Inc.	44,750	162
	Support.com Inc.	145,787	159
*,^	Exela Technologies Inc.	684,046	140
*	Qumu Corp.	80,502	134
*,^	AudioEye Inc.	31,131	133
*	Bill.Com Holdings Inc.	3,211	110
*,^	NXT-ID Inc.	270,096	95
*,^	Digital Ally Inc.	109,792	93
*	eMagin Corp.	416,604	89
*	Westell Technologies Inc. Class A	109,328	85
*	Sprout Social Inc. Class A	5,110	82
*,^	Neonode Inc.	44,970	80
*,^	Net Element Inc.	44,862	79
*	TSR Inc.	23,470	75
*	Evolving Systems Inc.	93,207	73
*,^	Bio-key International Inc.	78,056	72
*	Schmitt Industries Inc.	25,576	70
	BK Technologies Corp.	40,918	68
*	Inuvo Inc.	273,520	65
	Bel Fuse Inc. Class A	8,959	63
*,^	Vislink Technologies Inc.	333,183	58
*	One Stop Systems Inc.	38,877	56
*	Usio Inc.	46,196	52
*	Marin Software Inc.	41,968	50
*,^	Applied DNA Sciences Inc.	12,316	50
*	Qualstar Corp.	18,492	48
*	SigmaTron International Inc.	16,060	45
*	ADDvantage Technologies Group Inc.	20,563	45
*	Technical Communications Corp.	20,218	42
*	Sonim Technologies Inc.	59,459	42
*	Boxlight Corp. Class A	69,543	40
*	ALJ Regional Holdings Inc.	64,383	39
*	Nortech Systems Inc.	9,269	32
*	Socket Mobile Inc.	27,598	29
*,^	Marathon Patent Group Inc.	57,647	26
*	Superconductor Technologies Inc.	91,313	20
*	Verb Technology Co. Inc.	13,063	16
	Cemtrex Inc.	22,059	15
*,^	Envision Solar International Inc.	1,998	15
*	Trio-Tech International	4,900	13
*	Oblong Inc.	8,920	11

* Blonder Tongue Laboratories Inc.	16,400	10
* MoSys Inc.	10,086	9
AMERI Holdings Inc.	7,332	7
Taitron Components Inc.	2,300	5
* CPS Technologies Corp.	4,074	4
* Rubicon Technology Inc.	361	3
* Summit Wireless Technologies Inc.	5,755	2
* Bridgeline Digital Inc.	2,753	2
* Inpixon	372	—
* Priority Technology Holdings Inc.	106	—
		10,338,729
Materials (3.7%)
* Crown Holdings Inc.	1,934,752	112,293
RPM International Inc.	1,849,779	110,062
AptarGroup Inc.	910,473	90,628
Reliance Steel & Aluminum Co.	949,918	83,203
Royal Gold Inc.	936,555	82,145
Steel Dynamics Inc.	3,070,884	69,218
Sonoco Products Co.	1,427,877	66,182
* Berry Global Group Inc.	1,883,190	63,482
Scotts Miracle -Gro Co.	565,091	57,865
* Axalta Coating Systems Ltd.	2,976,344	51,401
Graphic Packaging Holding Co.	4,137,207	50,474
Balchem Corp.	459,353	45,347
Ashland Global Holdings Inc.	855,724	42,846
Huntsman Corp.	2,859,417	41,261
NewMarket Corp.	105,056	40,223
Valvoline Inc.	2,680,734	35,091
Eagle Materials Inc.	593,620	34,679
Silgan Holdings Inc.	1,109,335	32,193
Louisiana-Pacific Corp.	1,679,362	28,851
WR Grace & Co.	798,788	28,437
Commercial Metals Co.	1,680,294	26,532
Olin Corp.	2,271,262	26,506
Sensient Technologies Corp.	603,931	26,277
* Element Solutions Inc.	3,138,378	26,237
Stepan Co.	287,098	25,397
PolyOne Corp.	1,282,316	24,326
Innospec Inc.	349,932	24,317
* Summit Materials Inc. Class A	1,601,015	24,015
Quaker Chemical Corp.	184,147	23,254
^ Cleveland-Cliffs Inc.	5,644,579	22,296
Cabot Corp.	807,395	21,089
* Ingevity Corp.	595,146	20,949
Chemours Co.	2,329,613	20,664
HB Fuller Co.	722,548	20,181
Westlake Chemical Corp.	494,910	18,891
Compass Minerals International Inc.	482,991	18,581
Minerals Technologies Inc.	494,021	17,913
Domtar Corp.	811,302	17,557
* Alcoa Corp.	2,638,986	16,256
Kaiser Aluminum Corp.	227,918	15,790
O-I Glass Inc.	2,220,820	15,790
* Allegheny Technologies Inc.	1,799,779	15,298
^ United States Steel Corp.	2,416,998	15,251
Greif Inc. Class A	474,164	14,742
Worthington Industries Inc.	532,525	13,979

*	GCP Applied Technologies Inc.	778,601	13,859
	Hecla Mining Co.	7,479,190	13,612
	Boise Cascade Co.	563,294	13,395
	Carpenter Technology Corp.	682,129	13,302
	Schweitzer-Mauduit International Inc.	448,989	12,491
*	Coeur Mining Inc.	3,457,113	11,097
*	Ferro Corp.	1,170,227	10,953
*,^	Livent Corp.	2,085,847	10,951
	Neenah Inc.	240,243	10,362
	Materion Corp.	295,764	10,355
	Trinseo SA	554,971	10,051
	Chase Corp.	109,623	9,021
	PH Glatfelter Co.	635,910	7,771
	Warrior Met Coal Inc.	725,965	7,710
	Tronox Holdings plc Class A	1,342,079	6,684
*	OMNOVA Solutions Inc.	638,504	6,474
*	PQ Group Holdings Inc.	579,626	6,318
	American Vanguard Corp.	400,695	5,794
*	Verso Corp.	509,317	5,745
	Myers Industries Inc.	534,359	5,744
	Tredegar Corp.	353,048	5,518
*	Clearwater Paper Corp.	243,344	5,307
	Hawkins Inc.	145,572	5,182
	Schnitzer Steel Industries Inc.	378,306	4,933
	SunCoke Energy Inc.	1,228,255	4,729
	FutureFuel Corp.	402,855	4,540
	Mercer International Inc.	586,059	4,243
*	US Concrete Inc.	230,372	4,179
	Haynes International Inc.	195,130	4,022
*	AdvanSix Inc.	409,783	3,909
*	Koppers Holdings Inc.	299,306	3,702
*	Kraton Corp.	457,054	3,702
*	UFP Technologies Inc.	96,554	3,678
*,^	McEwen Mining Inc.	4,560,051	3,013
	Kronos Worldwide Inc.	342,123	2,888
	Gold Resource Corp.	989,686	2,722
*	Century Aluminum Co.	735,838	2,664
	United States Lime & Minerals Inc.	27,379	2,022
*	TimkenSteel Corp.	611,240	1,974
*,^	Amyris Inc.	741,393	1,898
*	Resolute Forest Products Inc.	1,367,889	1,724
*	Forterra Inc.	280,249	1,676
^	Advanced Emissions Solutions Inc.	254,307	1,671
*	Trecora Resources	261,514	1,556
	Olympic Steel Inc.	138,199	1,430
*,^	Loop Industries Inc.	186,945	1,363
*	Ryerson Holding Corp.	243,758	1,297
*	Venator Materials plc	730,367	1,256
*	Intrepid Potash Inc.	1,484,158	1,187
^	Tecnoglass Inc.	274,478	1,059
*	Ranpak Holdings Corp. Class A	155,558	974
*	Synalloy Corp.	106,210	927
*	Universal Stainless & Alloy Products Inc.	114,415	882
*	Marrone Bio Innovations Inc.	967,209	790
	Rayonier Advanced Materials Inc.	732,636	777
*	Flotek Industries Inc.	776,697	691
*	AgroFresh Solutions Inc.	396,351	650

	Northern Technologies International Corp.	84,376	624
*	LSB Industries Inc.	291,929	613
*	Ampco-Pittsburgh Corp.	186,083	465
	Friedman Industries Inc.	71,623	316
*	Ramaco Resources Inc.	91,534	219
*,§	A Schulman Inc. CVR	392,279	170
*	Core Molding Technologies Inc.	98,285	151
*,^	Golden Minerals Co.	648,415	136
*,^	Taronis Fuels Inc.	1,152,975	121
*	General Moly Inc.	684,877	110
*	Paramount Gold Nevada Corp.	131,789	80
*,^	US Gold Corp.	11,780	61
*	US Antimony Corp.	177,515	59
*,^	Taronis Technologies Inc.	356,071	57
*	Solitario Zinc Corp.	258,205	52
	Greif Inc. Class B	596	24
*,^	Comstock Mining Inc.	47,870	19
*	Ikonics Corp.	926	3
			1,967,673
Other (0.0%)1
*,§	Tobira Therapeutics CVR Exp. 12/31/2028	87,894	398
*,§	Corium CVR	370,501	67
*,§	NewStar Financial Inc. CVR	225,787	55
*,§	Media General Inc. CVR	1,202,098	47
*	Kadmon Warrants Exp. 09/29/2022	105,015	35
*,§	Aratana Therapeutics Inc. CVR	701,074	18
*,^,§ Social Reality Inc. Rights		74,416	13
*,§	Ocera Therapeutics CVR Line	48,417	13
*,§	GenVec Inc. CPR Exp. 06/19/2020	26,612	12
*,§	Alexza Pharmaceuticals Inc. CVR	128,704	5
*,^,§ Apricus Biosciences Inc. CVR		5,736	3
*,§	OncoMed Pharmaceuticals Inc. CVR	287,555	3
*,§	Seventy Seven Energy Inc.	3,457	—
*,§	SiNtx Technologies Inc. Rights	6,221	—
*,^,§ Biosante Pharmaceutical Inc. CVR		44,795	—
			669
Real Estate (8.7%)
	Sun Communities Inc.	1,321,284	164,962
	Invitation Homes Inc.	7,671,143	163,932
	Equity LifeStyle Properties Inc.	2,597,945	149,330
	WP Carey Inc.	2,455,753	142,630
	Medical Properties Trust Inc.	7,387,326	127,727
	VICI Properties Inc.	6,570,217	109,328
	Camden Property Trust	1,379,594	109,319
	CyrusOne Inc.	1,615,046	99,729
	Americold Realty Trust	2,735,796	93,127
	Kilroy Realty Corp.	1,390,572	88,579
	American Homes 4 Rent Class A	3,637,953	84,401
	Omega Healthcare Investors Inc.	3,117,036	82,726
	Gaming and Leisure Properties Inc.	2,911,107	80,667
	National Retail Properties Inc.	2,448,382	78,813
	VEREIT Inc	15,200,720	74,332
	Jones Lang LaSalle Inc.	733,927	74,112
	CubeSmart	2,757,058	73,862
	Healthcare Trust of America Inc. Class A	2,958,167	71,824
	Douglas Emmett Inc.	2,350,512	71,714

Rexford Industrial Realty Inc.	1,587,834	65,117
Life Storage Inc.	666,511	63,019
Lamar Advertising Co. Class A	1,228,344	62,989
CoreSite Realty Corp.	537,348	62,279
Cousins Properties Inc.	2,096,905	61,376
First Industrial Realty Trust Inc.	1,813,954	60,278
EastGroup Properties Inc.	548,492	57,306
Hudson Pacific Properties Inc.	2,211,489	56,083
STORE Capital Corp.	3,042,019	55,121
Equity Commonwealth	1,737,082	55,083
American Campus Communities Inc.	1,955,670	54,270
JBG SMITH Properties	1,687,100	53,700
Healthcare Realty Trust Inc.	1,907,042	53,264
Highwoods Properties Inc.	1,478,512	52,369
Terreno Realty Corp.	962,429	49,806
QTS Realty Trust Inc. Class A	828,326	48,051
STAG Industrial Inc.	2,113,612	47,599
Rayonier Inc.	1,848,672	43,536
Brixmor Property Group Inc.	4,243,014	40,309
Agree Realty Corp.	650,436	40,262
Physicians Realty Trust	2,809,114	39,159
PS Business Parks Inc.	287,671	38,985
Spirit Realty Capital Inc.	1,420,291	37,141
Taubman Centers Inc.	870,759	36,467
Corporate Office Properties Trust	1,600,444	35,418
Lexington Realty Trust Class B	3,529,552	35,048
Sabra Health Care REIT Inc.	2,925,793	31,950
Piedmont Office Realty Trust Inc. Class A	1,785,338	31,529
National Health Investors Inc.	629,331	31,164
* Howard Hughes Corp.	616,636	31,152
PotlatchDeltic Corp.	959,824	30,129
Ryman Hospitality Properties Inc.	776,478	27,837
Sunstone Hotel Investors Inc.	3,177,385	27,675
Outfront Media Inc.	2,046,420	27,586
Apple Hospitality REIT Inc.	2,988,985	27,409
Washington REIT	1,146,148	27,359
EPR Properties	1,114,522	26,994
Park Hotels & Resorts Inc.	3,406,304	26,944
Brandywine Realty Trust	2,506,649	26,370
Easterly Government Properties Inc.	1,059,346	26,102
National Storage Affiliates Trust	853,608	25,267
Paramount Group Inc.	2,866,847	25,228
Weingarten Realty Investors	1,721,278	24,838
Kennedy-Wilson Holdings Inc.	1,767,950	23,726
GEO Group Inc.	1,735,489	21,104
Columbia Property Trust Inc.	1,664,983	20,812
Pebblebrook Hotel Trust	1,850,626	20,153
CareTrust REIT Inc.	1,361,637	20,139
Mack-Cali Realty Corp.	1,297,719	19,764
Hannon Armstrong Sustainable Infrastructure Capital Inc.	941,607	19,218
Empire State Realty Trust Inc.	2,125,948	19,049
CoreCivic Inc.	1,702,589	19,018
Office Properties Income Trust	690,368	18,813
RLJ Lodging Trust	2,411,531	18,617
^ Innovative Industrial Properties Inc.	244,009	18,528
Universal Health Realty Income Trust	181,950	18,342
Four Corners Property Trust Inc.	979,928	18,334

*	Redfin Corp.	1,187,641	18,313
	LTC Properties Inc.	575,217	17,774
	American Assets Trust Inc.	691,678	17,292
	Global Net Lease Inc.	1,262,562	16,880
	Monmouth Real Estate Investment Corp.	1,385,140	16,691
	Uniti Group Inc.	2,761,103	16,649
	Xenia Hotels & Resorts Inc.	1,613,710	16,621
	Industrial Logistics Properties Trust	942,164	16,526
	Essential Properties Realty Trust Inc.	1,258,125	16,431
	Retail Properties of America Inc.	3,050,107	15,769
	Acadia Realty Trust	1,256,752	15,571
	Urban Edge Properties	1,660,586	14,630
	DiamondRock Hospitality Co.	2,830,264	14,378
	Retail Opportunity Investments Corp.	1,653,384	13,707
	Service Properties Trust	2,336,261	12,616
	Diversified Healthcare Trust	3,426,342	12,438
	Colony Capital Inc.	7,030,149	12,303
	Safehold Inc.	190,212	12,027
	Getty Realty Corp.	490,727	11,650
^	Independence Realty Trust Inc.	1,296,300	11,589
	Kite Realty Group Trust	1,206,212	11,423
	iStar Inc.	1,066,074	11,311
	Community Healthcare Trust Inc.	291,321	11,152
	SITE Centers Corp.	2,131,730	11,106
	Alexander & Baldwin Inc.	964,137	10,818
	Newmark Group Inc. Class A	2,257,783	9,596
	American Finance Trust Inc.	1,523,530	9,522
	Investors Real Estate Trust	165,587	9,107
*	Marcus & Millichap Inc.	332,232	9,004
^	Macerich Co.	1,569,262	8,835
	Franklin Street Properties Corp.	1,538,498	8,816
	Front Yard Residential Corp.	721,477	8,622
	Alexander's Inc.	30,962	8,544
	Armada Hoffler Properties Inc.	789,443	8,447
	NexPoint Residential Trust Inc.	320,763	8,086
*	St. Joe Co.	450,721	7,563
	RPT Realty	1,161,382	7,003
	Gladstone Commercial Corp.	486,121	6,981
	Urstadt Biddle Properties Inc. Class A	485,105	6,840
^	Tanger Factory Outlet Centers Inc.	1,324,266	6,621
	Summit Hotel Properties Inc.	1,512,021	6,381
	RMR Group Inc. Class A	225,148	6,072
	UMH Properties Inc.	531,125	5,768
	City Office REIT Inc.	788,625	5,702
	Global Medical REIT Inc.	556,160	5,628
	Saul Centers Inc.	168,947	5,531
	RE/MAX Holdings Inc.	250,481	5,491
	CatchMark Timber Trust Inc. Class A	686,890	4,959
	Realogy Holdings Corp.	1,637,604	4,929
	Preferred Apartment Communities Inc. Class A	669,784	4,809
*	FRP Holdings Inc.	106,285	4,570
*	Tejon Ranch Co.	314,834	4,427
*,^	Seritage Growth Properties	478,492	4,359
	Chatham Lodging Trust	668,235	3,969
	Whitestone REIT	609,633	3,780
	Consolidated-Tomoka Land Co.	78,071	3,539
	Jernigan Capital Inc.	322,413	3,534

	CorEnergy Infrastructure Trust Inc.	189,083	3,475
	One Liberty Properties Inc.	244,442	3,405
	Gladstone Land Corp.	259,082	3,070
	New Senior Investment Group Inc.	1,195,424	3,060
*,^	eXp World Holdings Inc.	345,128	2,920
^	Farmland Partners Inc.	432,882	2,628
	Retail Value Inc.	211,978	2,597
	CorePoint Lodging Inc.	613,718	2,406
*	Forestar Group Inc.	232,269	2,404
	Plymouth Industrial REIT Inc.	213,344	2,381
^	Washington Prime Group Inc.	2,707,564	2,180
*	Rafael Holdings Inc. Class B	148,313	1,900
	Hersha Hospitality Trust Class A	525,955	1,883
	Bluerock Residential Growth REIT Inc.	329,164	1,833
*	Stratus Properties Inc.	87,388	1,546
	BRT Apartments Corp.	146,907	1,506
	Cedar Realty Trust Inc.	1,224,066	1,142
*	Altisource Portfolio Solutions SA	148,824	1,141
	Griffin Industrial Realty Inc.	33,575	1,098
	Ashford Hospitality Trust Inc.	1,377,376	1,018
	Clipper Realty Inc.	191,332	991
*	Maui Land & Pineapple Co. Inc.	87,932	961
^	Pennsylvania REIT	898,490	819
	Braemar Hotels & Resorts Inc.	465,754	792
	Postal Realty Trust Inc. Class A	36,302	574
*	Trinity Place Holdings Inc.	293,641	534
*,^	CBL & Associates Properties Inc.	2,570,027	514
§	Spirit MTA REIT	653,668	502
*	Transcontinental Realty Investors Inc.	22,564	463
	Condor Hospitality Trust Inc.	70,224	289
	Sotherly Hotels Inc.	166,788	267
	Global Self Storage Inc.	71,316	250
	CIM Commercial Trust Corp.	17,743	197
*	InterGroup Corp.	6,800	190
*,^	Wheeler REIT Inc.	136,025	136
*	JW Mays Inc.	4,600	102
*	American Realty Investors Inc.	6,484	60
*	Altisource Asset Management Corp.	2,628	36
	HMG/Courtland Properties Inc.	1,000	9
*	CKX Lands Inc.	1,000	9
	Urstadt Biddle Properties Inc.	308	3
*	Power REIT	200	2
	InnSuites Hospitality Trust	108	—
			4,610,292
Utilities (3.0%)
	Essential Utilities Inc.	3,078,315	125,287
	Vistra Energy Corp.	6,388,355	101,958
	OGE Energy Corp.	2,852,130	87,646
	UGI Corp.	2,977,173	79,401
	Hawaiian Electric Industries Inc.	1,563,808	67,322
	IDACORP Inc.	722,226	63,404
	ONE Gas Inc.	751,732	62,860
	MDU Resources Group Inc.	2,857,379	61,434
	Portland General Electric Co.	1,276,264	61,184
	Black Hills Corp.	877,788	56,205
	Southwest Gas Holdings Inc.	779,437	54,218
	Spire Inc.	727,602	54,192

	Ormat Technologies Inc.			728,456	49,287
	New Jersey Resources Corp.			1,358,590	46,151
	National Fuel Gas Co.			1,229,747	45,857
	ALLETE Inc.			740,674	44,944
	PNM Resources Inc.			1,141,118	43,363
	NorthWestern Corp.			722,056	43,201
	American States Water Co.			525,292	42,937
	Avista Corp.			952,092	40,454
	El Paso Electric Co.			578,243	39,297
	Avangrid Inc.			792,412	34,692
	California Water Service Group			684,099	34,424
	South Jersey Industries Inc.			1,312,122	32,803
	MGE Energy Inc.			500,605	32,775
	Northwest Natural Holding Co.			433,950	26,796
	Otter Tail Corp.			568,254	25,265
	SJW Group			377,768	21,824
	Clearway Energy Inc. Class C			1,120,198	21,060
	Chesapeake Utilities Corp.			241,863	20,730
	TerraForm Power Inc. Class A			1,145,005	18,057
	Middlesex Water Co.			253,632	15,248
	Unitil Corp.			213,191	11,154
	York Water Co.			186,632	8,111
	Clearway Energy Inc. Class A			462,360	7,939
*,^	Cadiz Inc.			455,902	5,320
	Artesian Resources Corp.			125,462	4,690
	RGC Resources Inc.			89,040	2,576
*	Pure Cycle Corp.			199,863	2,228
	Genie Energy Ltd. Class B			286,048	2,054
*	Sunnova Energy International Inc.			202,211	2,036
	Global Water Resources Inc.			120,540	1,228
^	Spark Energy Inc. Class A			148,933	934
					1,602,546
Total Common Stocks (Cost $55,618,845)					52,617,089
		Coupon
Preferred Stocks (0.0%)
	Air T Funding Pfd., 8.000%, 6/7/24 (Cost $15)			704	13
Temporary Cash Investments (3.1%)
Money Market Fund (3.0%)
2,3 Vanguard Market Liquidity Fund		0.943%		16,348,501	1,632,888

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.1%)
4	United States Treasury Bill	1.506%	4/9/20	6,000	6,000
4	United States Treasury Bill	1.543%	4/16/20	2,714	2,714
4	United States Treasury Bill	1.527%	4/30/20	1,500	1,500
4	United States Treasury Bill	1.551%	5/21/20	17,000	16,998
					27,212
Total Temporary Cash Investments (Cost $1,661,610)					1,660,100
Total Investments (101.9%) (Cost $57,280,470)					54,277,202
Other Asset and Liabilities-Net (-1.9%)3,4,5					(1,027,773)
Net Assets (100%)					53,249,429
Cost Rounded to $000.

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is
$1,003,456,000.
§ Security value determined using significant unobservable inputs.
1 “Other” represents securities that are not classified by the fund's benchmark index.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 Collateral of $1,107,685,000 was received for securities on loan, of which $1,107,664,000 is held in Vanguard
Market Liquidity Fund and $21,000 is held in cash.
4 Securities with a value of $27,211,000 and cash of $30,945,000 have been segregated as initial margin for open futures contracts.
5 Cash of $14,150,000 has been segregated as collateral for open over-the-counter swap contracts.
CPR—Contingent Payments Rights.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
						($000)
						Value and
				Number of		Unrealized
				Long (Short)	Notional	Appreciation
			Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index			June 2020	4,470	256,489	(5,181)
E-mini S&P Mid-Cap 400 Index			June 2020	973	139,898	(9,508)
E-mini S&P 500 Index			June 2020	658	84,543	1,487
						(13,202)

Over-the-Counter Total Return Swaps
				Floating
				Interest
				Rate	Value and	Value and
			Notional	Received	Unrealized	Unrealized
	Termination		Amount	(Paid)[1]	Appreciation	(Depreciation)
Reference Entity	Date	Counterparty	($000)	(% )	($000)	($000)
Roku Inc.	2/2/21	GSI	29,123	(0.984)	—	(692)
Sirius XM Holdings Inc.	2/2/21	GSI	19,240	(0.984)	520	—
Splunk Inc.	9/2/20	BOANA	32,413	(1.515)	—	(4,680)
Twilio Inc.	9/2/20	BOANA	22,528	(1.515)	—	(4,657)
Wayfair Inc.	9/2/20	BOANA	8,217	(1.515)	—	(1,280)
Workday Inc. Class A	9/2/20	BOANA	24,255	(1.515)	—	(6,053)
					520	(17,362)

1 Payment received/paid monthly.
BOANA —Bank of America N.A.
GSI—Goldman Sachs International.

Extended Market Index Fund

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock
Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs.
The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

C. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund's target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.

The notional amounts of swap contracts are not recorded in the Schedule of Investments. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as unrealized appreciation (depreciation) until termination of the swap, at which time realized gain (loss) is recorded.

A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund's maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the

Extended Market Index Fund

event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination.
The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

D. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of
March 31, 2020, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
	($000)	($000)	($000)	($000)
Investments
Assets
Common Stocks	52,610,997	50	6,042	52,617,089
Preferred Stocks	13	—	—	13
Temporary Cash Investments	1,632,888	27,212	—	1,660,100
Total	54,243,898	27,262	6,042	54,277,202
Derivative Financial Instruments
Assets
Futures Contracts[1]	737	—	—	737
Swap Contracts	—	520	—	520
Total	737	520	—	1,257
Liabilities
Futures Contracts[1]	5,189	—	—	5,189
Swap Contracts	—	17,362	—	17,362
Total	5,189	17,362	—	22,551
1 Represents variation margin on the last day of the reporting period.